JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT E

Annual Report

To

Contract Owners

December 31, 2022

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account E:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account E (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

Alger Portfolios

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

American Century Variable Port

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

Amundi Pioneer Asset Management

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)(1) Federated Hermes Insurance Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Guggenheim Variable Trust

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF) (1)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Invesco V. I.

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

Neuberger Berman Advisors Management Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Northern Lights Variable Trust

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

Third Avenue Variable Series

Third Avenue Value (TAVV)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	74,562	$1,715,725	$1,058,038	$-	$1,058,038	$3	$1,058,035	$1,058,035	$-	$1,058,035
ALCAI2	132,375	10,468,131	7,234,309	1	7,234,310	-	7,234,310	7,234,310	-	7,234,310
ALCGI2	73,358	4,884,317	3,451,500	-	3,451,500	2	3,451,498	3,451,498	-	3,451,498
ALMGI2	130,075	2,649,087	1,779,422	-	1,779,422	-	1,779,422	1,779,422	-	1,779,422
ALVGIA	13,496	390,632	391,382	2	391,384	-	391,384	391,384	-	391,384
SVDF	98,323	2,613,017	1,674,443	-	1,674,443	1	1,674,442	1,674,442	-	1,674,442
SVOF	77,180	1,835,162	1,722,651	-	1,722,651	5	1,722,646	1,722,646	-	1,722,646
ACVB	74,721	570,295	500,630	-	500,630	1	500,629	500,629	-	500,629
ACVI	27,145	310,531	258,694	-	258,694	1	258,693	258,693	-	258,693
ACVIG	145,255	1,293,921	1,041,476	-	1,041,476	2	1,041,474	1,041,474	-	1,041,474
ACVIP2	7,399	76,200	69,324	-	69,324	-	69,324	69,324	-	69,324
ACVLVI	727	14,015	13,138	1	13,139	-	13,139	13,139	-	13,139
ACVU1	3,609	77,783	69,803	1	69,804	-	69,804	69,804	-	69,804
ACVV	162,164	1,484,258	2,018,946	1	2,018,947	-	2,018,947	2,018,947	-	2,018,947
PIHYB2	4,164	38,168	32,358	-	32,358	2	32,356	32,356	-	32,356
PIVEI2	27,224	520,887	420,618	-	420,618	1	420,617	420,617	-	420,617
PIVF2	9,537	148,953	125,789	-	125,789	2	125,787	125,787	-	125,787
PIVMV2	2,870	41,224	32,487	-	32,487	-	32,487	32,487	-	32,487
PIVSI2	21,421	215,113	181,863	-	181,863	2	181,861	181,861	-	181,861
DSIF	227,728	11,398,451	13,164,962	-	13,164,962	1	13,164,961	13,164,961	-	13,164,961
DSRG	37,375	1,398,341	1,559,649	-	1,559,649	1	1,559,648	1,559,648	-	1,559,648
DVSCS	9,968	189,742	172,047	-	172,047	1	172,046	172,046	-	172,046
CLVGT2	77,882	1,602,569	1,366,832	2	1,366,834	-	1,366,834	1,366,834	-	1,366,834
FHIB	110,666	682,770	590,956	-	590,956	-	590,956	590,956	-	590,956
FVK2S	10,195	179,700	139,980	-	139,980	1	139,979	139,979	-	139,979
FVU2	30,075	288,477	254,432	-	254,432	2	254,430	254,430	-	254,430
GVR2XS	71	10,035	8,632	1	8,633	-	8,633	8,633	-	8,633
GVRUGM	303,177	303,175	303,177	1	303,178	-	303,178	303,178	-	303,178
RAF	3,101	75,892	78,870	-	78,870	1	78,869	78,869	-	78,869
RBF	5,881	547,683	466,681	-	466,681	-	466,681	466,681	-	466,681
RBKF	589	56,164	56,058	1	56,059	-	56,059	56,059	-	56,059
RBMF	1,011	87,457	94,199	-	94,199	-	94,199	94,199	-	94,199
RCPF	4,004	263,614	288,119	2	288,121	-	288,121	288,121	-	288,121
RELF	295	48,807	39,840	-	39,840	-	39,840	39,840	-	39,840
RENF	1,261	290,489	317,287	-	317,287	3	317,284	317,284	-	317,284
RESF	177	51,363	55,590	3	55,593	-	55,593	55,593	-	55,593
RFSF	2,130	185,805	178,804	5	178,809	-	178,809	178,809	-	178,809

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RHCF	6,412	463,291	515,301	-	515,301	1	515,300	515,300	-	515,300
RINF	729	63,665	42,019	-	42,019	1	42,018	42,018	-	42,018
RJNF	176	25,877	17,406	-	17,406	5	17,401	17,401	-	17,401
RLCE	1,026	105,512	111,785	-	111,785	2	111,783	111,783	-	111,783
RLCJ	1,214	117,586	70,484	1	70,485	-	70,485	70,485	-	70,485
RLF	115	11,779	10,109	-	10,109	2	10,107	10,107	-	10,107
RMED	2,253	456,897	391,823	5	391,828	-	391,828	391,828	-	391,828
RMEK	3,962	241,775	230,743	-	230,743	4	230,739	230,739	-	230,739
RNF	9,867	886,877	1,171,553	-	1,171,553	-	1,171,553	1,171,553	-	1,171,553
ROF	41,833	2,096,532	1,936,048	-	1,936,048	1	1,936,047	1,936,047	-	1,936,047
RPMF	7,370	273,946	268,772	3	268,775	-	268,775	268,775	-	268,775
RREF	952	39,981	33,057	-	33,057	2	33,055	33,055	-	33,055
RRF	434	39,598	41,732	-	41,732	-	41,732	41,732	-	41,732
RSRF	1,630	25,396	24,599	2	24,601	-	24,601	24,601	-	24,601
RTEC	1,388	207,069	169,555	2	169,557	-	169,557	169,557	-	169,557
RTEL	302	19,370	15,913	-	15,913	1	15,912	15,912	-	15,912
RTF	2,368	589,080	559,079	1	559,080	-	559,080	559,080	-	559,080
RTRF	212	21,528	15,133	2	15,135	-	15,135	15,135	-	15,135
RUF	5,372	193,377	194,806	2	194,808	-	194,808	194,808	-	194,808
RUGB	3,651	132,568	81,420	-	81,420	2	81,418	81,418	-	81,418
RUTL	8,844	275,089	306,363	-	306,363	1	306,362	306,362	-	306,362
RVARS	73	1,745	1,873	-	1,873	2	1,871	1,871	-	1,871
RVCMD	572	59,052	58,077	-	58,077	1	58,076	58,076	-	58,076
RVF	26,003	2,591,744	1,575,261	-	1,575,261	-	1,575,261	1,575,261	-	1,575,261
RVIDD	1,438	104,073	68,911	-	68,911	-	68,911	68,911	-	68,911
RVIMC	3	325	107	-	107	-	107	107	-	107
RVISC	5	168	178	-	178	-	178	178	-	178
RVLCG	7,812	402,998	324,962	4	324,966	-	324,966	324,966	-	324,966
RVLCV	8,702	453,041	459,464	1	459,465	-	459,465	459,465	-	459,465
RVLDD	4,131	554,888	645,243	2	645,245	-	645,245	645,245	-	645,245
RVMCG	3,488	128,087	100,034	-	100,034	-	100,034	100,034	-	100,034
RVMCV	4,772	193,108	190,034	-	190,034	1	190,033	190,033	-	190,033
RVSCG	1,364	76,157	56,750	-	56,750	3	56,747	56,747	-	56,747
RVSCV	1,073	77,137	72,453	4	72,457	-	72,457	72,457	-	72,457
RVSDL	8	452	381	-	381	1	380	380	-	380
RVWDL	67	4,387	2,878	1	2,879	-	2,879	2,879	-	2,879
AVGI	14,017	433,712	344,120	2	344,122	-	344,122	344,122	-	344,122

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AVHY1	72,041	382,948	324,183	-	324,183	1	324,182	324,182	-	324,182
IVDDI	8,514	231,158	212,772	1	212,773	-	212,773	212,773	-	212,773
IVGMMI	4,006,698	4,006,703	4,006,698	4	4,006,702	-	4,006,702	4,006,702	-	4,006,702
IVHS	4,572	125,068	114,977	-	114,977	3	114,974	114,974	-	114,974
IVMCC2	25,536	272,869	210,164	-	210,164	-	210,164	210,164	-	210,164
IVRE	17,151	272,170	223,644	-	223,644	1	223,643	223,643	-	223,643
IVT	13,214	255,856	166,367	1	166,368	-	166,368	166,368	-	166,368
JABIN	35,970	1,312,432	1,440,590	-	1,440,590	1	1,440,589	1,440,589	-	1,440,589
JAEI	134,968	8,278,320	9,391,072	-	9,391,072	2	9,391,070	9,391,070	-	9,391,070
JAFRIN	11,983	483,581	406,111	-	406,111	1	406,110	406,110	-	406,110
JAGRIN	125,923	4,874,570	6,298,654	1	6,298,655	-	6,298,655	6,298,655	-	6,298,655
JAIG	11,811	396,819	454,976	-	454,976	2	454,974	454,974	-	454,974
JARIN	306,069	9,958,088	9,665,658	-	9,665,658	3	9,665,655	9,665,655	-	9,665,655
JMCVIN	4,496	72,333	73,562	-	73,562	-	73,562	73,562	-	73,562
LZREMS	8,483	172,236	152,010	-	152,010	1	152,009	152,009	-	152,009
LZRIES	6,102	61,562	48,510	-	48,510	1	48,509	48,509	-	48,509
LZRUSM	66,077	981,063	810,771	-	810,771	1	810,770	810,770	-	810,770
LPVCAI	3,111	79,168	47,533	-	47,533	1	47,532	47,532	-	47,532
LPVCII	8,632	195,917	182,824	-	182,824	3	182,821	182,821	-	182,821
LVCLGI	3,544	109,858	95,931	-	95,931	-	95,931	95,931	-	95,931
SBVHY	1,804	13,209	10,429	-	10,429	-	10,429	10,429	-	10,429
LOVCDG	24,797	384,961	368,487	-	368,487	1	368,486	368,486	-	368,486
LOVGI	64,501	2,108,139	2,115,619	-	2,115,619	1	2,115,618	2,083,024	32,594	2,115,618
AMCG	9,017	238,026	203,250	2	203,252	-	203,252	203,252	-	203,252
AMRI	7,596	129,973	115,466	-	115,466	-	115,466	115,466	-	115,466
AMSRS	22,608	590,269	605,904	2	605,906	-	605,906	605,906	-	605,906
AMTB	33,556	354,944	320,123	-	320,123	2	320,121	320,121	-	320,121
NOVPDI	217,670	3,503,417	3,219,341	-	3,219,341	4	3,219,337	3,219,337	-	3,219,337
NOVPM	485,597	11,664,039	9,925,593	-	9,925,593	-	9,925,593	9,925,593	-	9,925,593
PMVAAA	27,329	285,567	235,578	-	235,578	3	235,575	235,575	-	235,575
PMVEBA	1,337	16,948	13,436	-	13,436	1	13,435	13,435	-	13,435
PMVFHA	982	10,920	9,341	-	9,341	1	9,340	9,340	-	9,340
PMVGBA	5,087	60,635	48,076	-	48,076	1	48,075	48,075	-	48,075
PMVHYA	18,996	129,826	128,606	-	128,606	1	128,605	128,605	-	128,605
PMVLDA	25,847	265,706	245,032	1	245,033	-	245,033	245,033	-	245,033
PMVLGA	9,131	106,627	71,494	-	71,494	3	71,491	71,491	-	71,491
PMVRRA	48,926	622,633	562,645	-	562,645	-	562,645	562,645	-	562,645

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVRSA	3,233	26,834	22,277	-	22,277	-	22,277	22,277	-	22,277
PMVTRA	92,564	994,014	831,229	2	831,231	-	831,231	831,231	-	831,231
PVSTA	42,107	432,871	425,285	1	425,286	-	425,286	425,286	-	425,286
ROCMC	10,216	99,359	78,868	-	78,868	2	78,866	78,866	-	78,866
ROCSC	38,663	327,701	323,219	2	323,221	-	323,221	323,221	-	323,221
TAVV	34,100	503,319	721,562	3	721,565	-	721,565	721,565	-	721,565
VWBF	21,810	186,241	155,725	-	155,725	-	155,725	155,725	-	155,725
VWEM	44,858	535,954	390,268	-	390,268	-	390,268	390,268	-	390,268
VWHA	16,518	407,480	468,951	1	468,952	-	468,952	468,952	-	468,952

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	SVDF	SVOF	ACVB
Reinvested dividends	$-	-	-	-	5,005	-	-	6,469
Mortality and expense risk charges (note 2)	(17,074)	(113,331)	(56,562)	(28,230)	(7,322)	(25,924)	(25,469)	(8,040)

Net investment income (loss)	(17,074)	(113,331)	(56,562)	(28,230)	(2,317)	(25,924)	(25,469)	(1,571)

Realized gain (loss) on investments	(78,802)	134	95,131	37,152	22,136	(38,858)	50,588	3,480
Change in unrealized gain (loss) on investments	(846,909)	(5,000,807)	(2,595,418)	(1,200,669)	(96,572)	(1,696,064)	(887,109)	(199,586)

Net gain (loss) on investments	(925,711)	(5,000,673)	(2,500,287)	(1,163,517)	(74,436)	(1,734,922)	(836,521)	(196,106)

Reinvested capital gains	195,034	651,493	193,125	63,837	56,966	664,463	362,052	82,907

Net increase (decrease) in contract owners’ equity resulting from operations	$(747,751)	(4,462,511)	(2,363,724)	(1,127,910)	(19,787)	(1,096,383)	(499,938)	(114,770)

Investment Activity*:	ACVI	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2
Reinvested dividends	$4,281	20,162	3,764	274	-	44,220	1,726	6,916
Mortality and expense risk charges (note 2)	(4,104)	(16,274)	(1,086)	(168)	(1,131)	(29,879)	(507)	(6,637)

Net investment income (loss)	177	3,888	2,678	106	(1,131)	14,341	1,219	279

Realized gain (loss) on investments	(2,857)	3,329	124	46	167	165,972	(286)	(45,403)
Change in unrealized gain (loss) on investments	(143,883)	(483,785)	(14,892)	(1,419)	(44,081)	(384,757)	(5,939)	(60,692)

Net gain (loss) on investments	(146,740)	(480,456)	(14,768)	(1,373)	(43,914)	(218,785)	(6,225)	(106,095)

Reinvested capital gains	45,062	290,164	402	689	8,948	174,787	-	54,252

Net increase (decrease) in contract owners’ equity resulting from operations	$(101,501)	(186,404)	(11,688)	(578)	(36,097)	(29,657)	(5,006)	(51,564)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PIVF2	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB
Reinvested dividends	$557	452	5,856	194,665	9,596	2,406	-	44,907
Mortality and expense risk charges (note 2)	(2,241)	(473)	(2,931)	(190,497)	(22,564)	(3,731)	(22,632)	(10,071)

Net investment income (loss)	(1,684)	(21)	2,925	4,168	(12,968)	(1,325)	(22,632)	34,836

Realized gain (loss) on investments	878	168	(3,653)	1,589,996	31,481	1,726	20,873	(43,175)
Change in unrealized gain (loss) on investments	(54,875)	(16,338)	(39,357)	(6,371,667)	(678,650)	(86,674)	(1,127,939)	(95,296)

Net gain (loss) on investments	(53,997)	(16,170)	(43,010)	(4,781,671)	(647,169)	(84,948)	(1,107,066)	(138,471)

Reinvested capital gains	21,705	13,371	7,275	1,284,117	131,429	32,222	425,717	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,976)	(2,820)	(32,810)	(3,493,386)	(528,708)	(54,051)	(703,981)	(103,635)

Investment Activity*:	FVK2S	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF
Reinvested dividends	$-	5,258	-	2,241	-	-	781	442
Mortality and expense risk charges (note 2)	(2,804)	(3,921)	(32)	(3,970)	(1,072)	(7,205)	(792)	(1,310)

Net investment income (loss)	(2,804)	1,337	(32)	(1,729)	(1,072)	(7,205)	(11)	(868)

Realized gain (loss) on investments	(17,255)	1,730	(577)	-	31,948	(567)	3,035	269
Change in unrealized gain (loss) on investments	(97,317)	(117,806)	(1,402)	-	4,526	(110,742)	(14,101)	(9,259)

Net gain (loss) on investments	(114,572)	(116,076)	(1,979)	-	36,474	(111,309)	(11,066)	(8,990)

Reinvested capital gains	28,936	65,924	-	9	-	36,021	-	1,466

Net increase (decrease) in contract owners’ equity resulting from operations	$(88,440)	(48,815)	(2,011)	(1,720)	35,402	(82,493)	(11,077)	(8,392)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RCPF	RELF	RENF	RESF	RFSF	RHCF	RINF	RJNF
Reinvested dividends	$2,039	-	3,304	-	1,182	-	-	-
Mortality and expense risk charges (note 2)	(5,279)	(646)	(4,584)	(637)	(2,580)	(8,295)	(1,265)	(376)

Net investment income (loss)	(3,240)	(646)	(1,280)	(637)	(1,398)	(8,295)	(1,265)	(376)

Realized gain (loss) on investments	13,265	(873)	58,536	(10,108)	4,264	3,454	(5,024)	4,037
Change in unrealized gain (loss) on investments	(38,957)	(22,711)	48,985	24,368	(62,808)	(118,333)	(47,383)	9,754

Net gain (loss) on investments	(25,692)	(23,584)	107,521	14,260	(58,544)	(114,879)	(52,407)	13,791

Reinvested capital gains	16,486	2,232	-	-	16,082	27,315	13,501	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,446)	(21,998)	106,241	13,623	(43,860)	(95,859)	(40,171)	13,415

Investment Activity*:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$-	-	-	-	-	5,888	-	1,441
Mortality and expense risk charges (note 2)	(1,711)	(1,376)	(264)	(6,658)	(3,284)	(19,179)	(31,379)	(4,873)

Net investment income (loss)	(1,711)	(1,376)	(264)	(6,658)	(3,284)	(13,291)	(31,379)	(3,432)

Realized gain (loss) on investments	217	(131)	(9,342)	(9,730)	(63,543)	120,213	194,555	(20,303)
Change in unrealized gain (loss) on investments	(17,555)	(53,066)	555	(142,635)	(48,766)	(841,020)	(1,329,323)	(41,815)

Net gain (loss) on investments	(17,338)	(53,197)	(8,787)	(152,365)	(112,309)	(720,807)	(1,134,768)	(62,118)

Reinvested capital gains	-	-	-	27,672	-	166,911	81,557	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,049)	(54,573)	(9,051)	(131,351)	(115,593)	(567,187)	(1,084,590)	(65,550)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RREF	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF
Reinvested dividends	$352	-	120	-	125	-	-	-
Mortality and expense risk charges (note 2)	(568)	(736)	(451)	(3,747)	(330)	(10,690)	(216)	(1,125)

Net investment income (loss)	(216)	(736)	(331)	(3,747)	(205)	(10,690)	(216)	(1,125)

Realized gain (loss) on investments	1,022	2,558	(855)	14,028	494	(97,261)	1,197	13,408
Change in unrealized gain (loss) on investments	(16,748)	(19,443)	(4,705)	(148,561)	(7,424)	(375,138)	(9,802)	2,321

Net gain (loss) on investments	(15,726)	(16,885)	(5,560)	(134,533)	(6,930)	(472,399)	(8,605)	15,729

Reinvested capital gains	1,917	1,075	-	16,990	-	123,426	1,620	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,025)	(16,546)	(5,891)	(121,290)	(7,135)	(359,663)	(7,201)	14,604

Investment Activity*:	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC
Reinvested dividends	$1,693	2,851	22	774	-	-	-	-
Mortality and expense risk charges (note 2)	(1,506)	(4,526)	(46)	(422)	(36,235)	(1,018)	(1)	(416)

Net investment income (loss)	187	(1,675)	(24)	352	(36,235)	(1,018)	(1)	(416)

Realized gain (loss) on investments	(9,015)	17,134	12	8,229	(269,234)	(37,749)	(5)	5,201
Change in unrealized gain (loss) on investments	(55,968)	(17,594)	(120)	(3,268)	(2,882,004)	51,310	14	169

Net gain (loss) on investments	(64,983)	(460)	(108)	4,961	(3,151,238)	13,561	9	5,370

Reinvested capital gains	-	2,288	19	-	431,779	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(64,796)	153	(113)	5,313	(2,755,694)	12,543	8	4,954

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL
Reinvested dividends	$-	2,252	-	-	375	-	-	-
Mortality and expense risk charges (note 2)	(5,272)	(4,733)	(8,495)	(1,589)	(1,658)	(1,464)	(1,701)	(7)

Net investment income (loss)	(5,272)	(2,481)	(8,495)	(1,589)	(1,283)	(1,464)	(1,701)	(7)

Realized gain (loss) on investments	15,258	9,711	(59,974)	(1,799)	(9,936)	(4,590)	(26,959)	59
Change in unrealized gain (loss) on investments	(222,425)	(50,016)	(139,171)	(54,165)	(9,326)	(34,974)	(21,338)	(51)

Net gain (loss) on investments	(207,167)	(40,305)	(199,145)	(55,964)	(19,262)	(39,564)	(48,297)	8

Reinvested capital gains	60,486	24,031	30,295	22,254	7,438	12,228	9,758	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(151,953)	(18,755)	(177,345)	(35,299)	(13,107)	(28,800)	(40,240)	1

Investment Activity*:	RVWDL	AVGI	AVHY1	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE
Reinvested dividends	$-	3,733	16,035	4,055	64,700	-	157	7,551
Mortality and expense risk charges (note 2)	(65)	(5,191)	(6,669)	(3,739)	(73,307)	(1,712)	(3,535)	(4,210)

Net investment income (loss)	(65)	(1,458)	9,366	316	(8,607)	(1,712)	(3,378)	3,341

Realized gain (loss) on investments	(1,580)	74	(9,927)	498	-	639	(9,684)	(2,183)
Change in unrealized gain (loss) on investments	91	(168,131)	(48,190)	(36,575)	-	(34,220)	(77,372)	(83,430)

Net gain (loss) on investments	(1,489)	(168,057)	(58,117)	(36,077)	-	(33,581)	(87,056)	(85,613)

Reinvested capital gains	-	63,443	-	26,601	-	15,957	48,027	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,554)	(106,072)	(48,751)	(9,160)	(8,607)	(19,336)	(42,407)	(82,272)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	IVT	JABIN	JAEI	JAFRIN	JAGRIN	JAIG	JARIN	JMCVIN
Reinvested dividends	$-	19,233	20,307	897	72,286	8,186	17,500	978
Mortality and expense risk charges (note 2)	(4,032)	(20,873)	(129,335)	(7,590)	(88,717)	(7,263)	(142,395)	(938)

Net investment income (loss)	(4,032)	(1,640)	(109,028)	(6,693)	(16,431)	923	(124,895)	40

Realized gain (loss) on investments	(44,751)	48,166	371,410	(16,029)	335,298	10,966	258,828	424
Change in unrealized gain (loss) on investments	(203,465)	(419,489)	(3,936,147)	(327,315)	(2,823,768)	(69,186)	(6,719,184)	(11,713)

Net gain (loss) on investments	(248,216)	(371,323)	(3,564,737)	(343,344)	(2,488,470)	(58,220)	(6,460,356)	(11,289)

Reinvested capital gains	108,858	49,507	1,642,551	85,990	776,341	-	2,037,151	5,711

Net increase (decrease) in contract owners’ equity resulting from operations	$(143,390)	(323,456)	(2,031,214)	(264,047)	(1,728,560)	(57,297)	(4,548,100)	(5,538)

Investment Activity*:	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	LOVCDG
Reinvested dividends	$4,581	1,804	-	257	2,638	-	726	3,250
Mortality and expense risk charges (note 2)	(2,422)	(1,085)	(13,146)	(1,035)	(3,466)	(2,835)	(177)	(6,038)

Net investment income (loss)	2,159	719	(13,146)	(778)	(828)	(2,835)	549	(2,788)

Realized gain (loss) on investments	(5,938)	105	(4,731)	(2,652)	(1,353)	11,323	(132)	37,892
Change in unrealized gain (loss) on investments	(24,911)	(17,379)	(390,286)	(22,841)	(38,127)	(109,686)	(2,313)	(162,815)

Net gain (loss) on investments	(30,849)	(17,274)	(395,017)	(25,493)	(39,480)	(98,363)	(2,445)	(124,923)

Reinvested capital gains	-	5,546	229,203	6,705	16,179	9,861	-	53,878

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,690)	(11,009)	(178,960)	(19,566)	(24,129)	(91,337)	(1,896)	(73,833)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	LOVGI	AMCG	AMRI	AMSRS	AMTB	NOVPDI	NOVPM	PMVAAA
Reinvested dividends	$28,465	-	734	2,884	13,055	50,340	-	19,606
Mortality and expense risk charges (note 2)	(28,752)	(3,546)	(1,831)	(9,293)	(5,432)	(45,342)	(143,688)	(3,839)

Net investment income (loss)	(287)	(3,546)	(1,097)	(6,409)	7,623	4,998	(143,688)	15,767

Realized gain (loss) on investments	47,995	7,521	(551)	10,654	(4,211)	76,191	79,736	(3,466)
Change in unrealized gain (loss) on investments	(481,868)	(142,059)	(34,217)	(220,108)	(27,414)	(520,046)	(5,181,657)	(70,224)

Net gain (loss) on investments	(433,873)	(134,538)	(34,768)	(209,454)	(31,625)	(443,855)	(5,101,921)	(73,690)

Reinvested capital gains	173,195	41,346	17,964	61,266	-	-	2,084,083	20,729

Net increase (decrease) in contract owners’ equity resulting from operations	$(260,965)	(96,738)	(17,901)	(154,597)	(24,002)	(438,857)	(3,161,526)	(37,194)

Investment Activity*:	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA	PMVLGA	PMVRRA	PMVRSA
Reinvested dividends	$659	146	750	4,592	4,380	1,929	45,898	4,065
Mortality and expense risk charges (note 2)	(171)	(122)	(636)	(1,250)	(3,724)	(1,276)	(9,955)	(264)

Net investment income (loss)	488	24	114	3,342	656	653	35,943	3,801

Realized gain (loss) on investments	(151)	(18)	(762)	(11,144)	(2,293)	(26,533)	2,437	3,675
Change in unrealized gain (loss) on investments	(3,012)	(1,197)	(6,906)	(13,518)	(18,547)	(11,805)	(134,390)	(7,209)

Net gain (loss) on investments	(3,163)	(1,215)	(7,668)	(24,662)	(20,840)	(38,338)	(131,953)	(3,534)

Reinvested capital gains	-	4	740	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,675)	(1,187)	(6,814)	(21,320)	(20,184)	(37,685)	(96,010)	267

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$21,643	7,940	-	1,278	10,137	6,839	1,148	8,424
Mortality and expense risk charges (note 2)	(12,669)	(7,251)	(1,354)	(4,586)	(9,418)	(2,389)	(5,901)	(7,558)

Net investment income (loss)	8,974	689	(1,354)	(3,308)	719	4,450	(4,753)	866

Realized gain (loss) on investments	(22,758)	(2,009)	84	(834)	17,578	(6,829)	(5,495)	(2,429)
Change in unrealized gain (loss) on investments	(137,098)	(7,871)	(52,421)	(41,019)	75,558	(12,470)	(209,961)	41,226

Net gain (loss) on investments	(159,856)	(9,880)	(52,337)	(41,853)	93,136	(19,299)	(215,456)	38,797

Reinvested capital gains	-	853	26,246	5,754	-	-	79,670	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(150,882)	(8,338)	(27,445)	(39,407)	93,855	(14,849)	(140,539)	39,663

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AASCO		ALCAI2		ALCGI2		ALMGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(17,074)	(31,922)	(113,331)	(156,088)	(56,562)	(87,674)	(28,230)	(45,889)
Realized gain (loss) on investments	(78,802)	44,021	134	661,662	95,131	550,136	37,152	158,970
Change in unrealized gain (loss) on investments	(846,909)	(865,123)	(5,000,807)	(1,099,561)	(2,595,418)	(1,216,351)	(1,200,669)	(1,158,100)
Reinvested capital gains	195,034	689,683	651,493	2,529,237	193,125	1,428,650	63,837	1,144,994

Net increase (decrease) in contract owners’ equity resulting from operations	(747,751)	(163,341)	(4,462,511)	1,935,250	(2,363,724)	674,761	(1,127,910)	99,975

Equity transactions:
Purchase payments received from contract owners (note 4)	5,425	5,536	57,038	64,583	14,694	18,471	15,152	17,002
Transfers between funds	(6,814)	1,435	(2,887)	(133,685)	(8,277)	(65,355)	3,065	309
Redemptions (notes 2, 3, and 4)	(281,892)	(104,829)	(519,319)	(969,904)	(481,789)	(732,995)	(318,043)	(214,062)
Adjustments to maintain reserves	(1,691)	(13)	(12,200)	84	(5,641)	(119)	(2,692)	(54)

Net equity transactions	(284,972)	(97,871)	(477,368)	(1,038,922)	(481,013)	(779,998)	(302,518)	(196,805)

Net change in contract owners’ equity	(1,032,723)	(261,212)	(4,939,879)	896,328	(2,844,737)	(105,237)	(1,430,428)	(96,830)
Contract owners’ equity at beginning of period	2,090,758	2,351,970	12,174,189	11,277,861	6,296,235	6,401,472	3,209,850	3,306,680

Contract owners’ equity at end of period	$1,058,035	2,090,758	7,234,310	12,174,189	3,451,498	6,296,235	1,779,422	3,209,850

CHANGE IN UNITS:
Beginning units	258,522	270,833	518,794	558,812	638,456	719,265	322,834	339,835
Units purchased	6,621	1,038	6,924	8,832	9,130	5,498	8,869	6,774
Units redeemed	(28,364)	(13,349)	(30,885)	(48,850)	(57,183)	(86,307)	(36,336)	(23,775)

Ending units	236,779	258,522	494,833	518,794	590,403	638,456	295,367	322,834

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVGIA		SVDF		SVOF		ACVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,317)	(4,501)	(25,924)	(42,940)	(25,469)	(28,798)	(1,571)	(4,738)
Realized gain (loss) on investments	22,136	4,122	(38,858)	218,262	50,588	101,823	3,480	4,894
Change in unrealized gain (loss) on investments	(96,572)	98,055	(1,696,064)	(598,796)	(887,109)	268,981	(199,586)	49,618
Reinvested capital gains	56,966	-	664,463	235,604	362,052	108,868	82,907	25,576

Net increase (decrease) in contract owners’ equity resulting from operations	(19,787)	97,676	(1,096,383)	(187,870)	(499,938)	450,874	(114,770)	75,350

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,066	6,071	7,305	6,814	-	8,869
Transfers between funds	(81,772)	87,574	6,548	(13,302)	(18,087)	(105,160)	5,144	60,115
Redemptions (notes 2, 3, and 4)	(57,382)	(11,757)	(95,984)	(387,010)	(55,055)	(61,438)	(30,967)	(24,816)
Adjustments to maintain reserves	(222)	(14)	(2,545)	(67)	(2,249)	(38)	(538)	(16)

Net equity transactions	(139,376)	75,803	(86,915)	(394,308)	(68,086)	(159,822)	(26,361)	44,152

Net change in contract owners’ equity	(159,163)	173,479	(1,183,298)	(582,178)	(568,024)	291,052	(141,131)	119,502
Contract owners’ equity at beginning of period	550,547	377,068	2,857,740	3,439,918	2,290,670	1,999,618	641,760	522,258

Contract owners’ equity at end of period	$391,384	550,547	1,674,442	2,857,740	1,722,646	2,290,670	500,629	641,760

CHANGE IN UNITS:
Beginning units	58,548	56,672	45,819	51,686	215,401	231,789	24,411	22,533
Units purchased	13,867	4,227	494	1,752	2,229	1,508	368	3,266
Units redeemed	(17,557)	(2,351)	(2,472)	(7,619)	(10,290)	(17,896)	(1,484)	(1,388)

Ending units	54,858	58,548	43,841	45,819	207,340	215,401	23,295	24,411

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVI		ACVIG		ACVIP2		ACVLVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$177	(5,229)	3,888	(4,546)	2,678	1,461	106	9
Realized gain (loss) on investments	(2,857)	22,259	3,329	29,775	124	5,107	46	20
Change in unrealized gain (loss) on investments	(143,883)	(456)	(483,785)	40,266	(14,892)	(1,807)	(1,419)	317
Reinvested capital gains	45,062	11,711	290,164	186,561	402	-	689	-

Net increase (decrease) in contract owners’ equity resulting from operations	(101,501)	28,285	(186,404)	252,056	(11,688)	4,761	(578)	346

Equity transactions:
Purchase payments received from contract owners (note 4)	408	1,049	9,035	8,937	-	-	2	-
Transfers between funds	(2,389)	(31,580)	(74,429)	96,541	417	(15)	10,076	2,034
Redemptions (notes 2, 3, and 4)	(37,872)	(33,859)	(115,759)	(95,990)	(510)	(36,015)	(86)	(75)
Adjustments to maintain reserves	(276)	23	(1,319)	(38)	(56)	(15)	(4)	9

Net equity transactions	(40,129)	(64,367)	(182,472)	9,450	(149)	(36,045)	9,988	1,968

Net change in contract owners’ equity	(141,630)	(36,082)	(368,876)	261,506	(11,837)	(31,284)	9,410	2,314
Contract owners’ equity at beginning of period	400,323	436,405	1,410,350	1,148,844	81,161	112,445	3,729	1,415

Contract owners’ equity at end of period	$258,693	400,323	1,041,474	1,410,350	69,324	81,161	13,139	3,729

CHANGE IN UNITS:
Beginning units	83,044	98,285	291,426	283,048	5,184	7,534	186	84
Units purchased	918	2,498	5,044	22,808	140	2,668	596	106
Units redeemed	(12,858)	(17,739)	(26,267)	(14,430)	(151)	(5,018)	(109)	(4)

Ending units	71,104	83,044	270,203	291,426	5,173	5,184	673	186

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVU1		ACVV		PIHYB2		PIVEI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,131)	(1,421)	14,341	7,103	1,219	1,404	279	(1,169)
Realized gain (loss) on investments	167	10,420	165,972	183,974	(286)	402	(45,403)	(12,374)
Change in unrealized gain (loss) on investments	(44,081)	2,826	(384,757)	259,626	(5,939)	(199)	(60,692)	118,614
Reinvested capital gains	8,948	5,948	174,787	-	-	-	54,252	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,097)	17,773	(29,657)	450,703	(5,006)	1,607	(51,564)	105,071

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,463	4,702	-	-	-	-
Transfers between funds	-	(27,908)	(9,551)	(42,033)	-	-	(149)	(4,943)
Redemptions (notes 2, 3, and 4)	(3,026)	(1,133)	(238,050)	(284,576)	(2,430)	(6,539)	(67,827)	(10,055)
Adjustments to maintain reserves	(88)	37	(2,369)	13	(41)	1	(430)	1

Net equity transactions	(3,114)	(29,004)	(244,507)	(321,894)	(2,471)	(6,538)	(68,406)	(14,997)

Net change in contract owners’ equity	(39,211)	(11,231)	(274,164)	128,809	(7,477)	(4,931)	(119,970)	90,074
Contract owners’ equity at beginning of period	109,015	120,246	2,293,111	2,164,302	39,833	44,764	540,587	450,513

Contract owners’ equity at end of period	$69,804	109,015	2,018,947	2,293,111	32,356	39,833	420,617	540,587

CHANGE IN UNITS:
Beginning units	1,986	2,684	308,917	348,847	2,010	2,341	107,089	110,477
Units purchased	-	167	5,997	2,862	-	-	3,253	2,184
Units redeemed	(78)	(865)	(42,512)	(42,792)	(136)	(331)	(14,480)	(5,572)

Ending units	1,908	1,986	272,402	308,917	1,874	2,010	95,862	107,089

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PIVF2		PIVMV2		PIVSI2		DSIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,684)	(2,718)	(21)	(210)	2,925	3,646	4,168	(32,449)
Realized gain (loss) on investments	878	19,633	168	562	(3,653)	961	1,589,996	1,356,495
Change in unrealized gain (loss) on investments	(54,875)	11,391	(16,338)	7,501	(39,357)	(5,985)	(6,371,667)	2,011,887
Reinvested capital gains	21,705	12,056	13,371	-	7,275	2,124	1,284,117	750,409

Net increase (decrease) in contract owners’ equity resulting from operations	(33,976)	40,362	(2,820)	7,853	(32,810)	746	(3,493,386)	4,086,342

Equity transactions:
Purchase payments received from contract owners (note 4)	520	46	(2)	-	840	780	84,890	50,970
Transfers between funds	247	(35,052)	(1,042)	1,151	593	(8,548)	(901,112)	312,055
Redemptions (notes 2, 3, and 4)	(2,169)	(89,728)	(31)	(100)	(4,844)	(10,748)	(1,230,080)	(1,265,612)
Adjustments to maintain reserves	(80)	2	(40)	9	(178)	(2)	(20,867)	(14,941)

Net equity transactions	(1,482)	(124,732)	(1,115)	1,060	(3,589)	(18,518)	(2,067,169)	(917,528)

Net change in contract owners’ equity	(35,458)	(84,370)	(3,935)	8,913	(36,399)	(17,772)	(5,560,555)	3,168,814
Contract owners’ equity at beginning of period	161,245	245,615	36,422	27,509	218,260	236,032	18,725,516	15,556,702

Contract owners’ equity at end of period	$125,787	161,245	32,487	36,422	181,861	218,260	13,164,961	18,725,516

CHANGE IN UNITS:
Beginning units	19,002	33,418	1,383	1,332	13,007	14,128	1,813,063	1,935,659
Units purchased	1,274	3,511	66	283	3,628	147	192,443	69,673
Units redeemed	(1,255)	(17,927)	(117)	(232)	(4,022)	(1,268)	(349,567)	(192,269)

Ending units	19,021	19,002	1,332	1,383	12,613	13,007	1,655,939	1,813,063

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSRG		DVSCS		CLVGT2		FHIB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(12,968)	(10,389)	(1,325)	(3,267)	(22,632)	(21,729)	34,836	30,774
Realized gain (loss) on investments	31,481	68,506	1,726	13,952	20,873	82,303	(43,175)	(4,051)
Change in unrealized gain (loss) on investments	(678,650)	364,292	(86,674)	44,320	(1,127,939)	325,111	(95,296)	2,353
Reinvested capital gains	131,429	45,948	32,222	3,901	425,717	214,993	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(528,708)	468,357	(54,051)	58,906	(703,981)	600,678	(103,635)	29,076

Equity transactions:
Purchase payments received from contract owners (note 4)	2,174	7,390	112	192	717	300	876	505
Transfers between funds	357	(188)	(43,430)	44,763	(8,281)	(54,653)	(7,572)	933
Redemptions (notes 2, 3, and 4)	(158,202)	(119,346)	(36,631)	(43,296)	(75,792)	(97,252)	(195,896)	(36,069)
Adjustments to maintain reserves	(2,688)	(17)	(207)	11	(1,967)	(41)	(437)	22

Net equity transactions	(158,359)	(112,161)	(80,156)	1,670	(85,323)	(151,646)	(203,029)	(34,609)

Net change in contract owners’ equity	(687,067)	356,196	(134,207)	60,576	(789,304)	449,032	(306,664)	(5,533)
Contract owners’ equity at beginning of period	2,246,715	1,890,519	306,253	245,677	2,156,138	1,707,106	897,620	903,153

Contract owners’ equity at end of period	$1,559,648	2,246,715	172,046	306,253	1,366,834	2,156,138	590,956	897,620

CHANGE IN UNITS:
Beginning units	302,720	318,422	7,561	7,638	357,371	363,792	109,059	115,426
Units purchased	739	2,150	195	1,666	4,174	3,318	1,276	384
Units redeemed	(27,492)	(17,852)	(2,528)	(1,743)	(15,866)	(9,739)	(15,074)	(6,751)

Ending units	275,967	302,720	5,228	7,561	345,679	357,371	95,261	109,059

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVK2S		FVU2		GVR2XS		GVRUGM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,804)	(4,651)	1,337	1,166	(32)	(168)	(1,729)	(4,312)
Realized gain (loss) on investments	(17,255)	17,763	1,730	5,123	(577)	(695)	-	-
Change in unrealized gain (loss) on investments	(97,317)	(34,057)	(117,806)	44,013	(1,402)	-	-	-
Reinvested capital gains	28,936	24,295	65,924	-	-	3,097	9	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,440)	3,350	(48,815)	50,302	(2,011)	2,234	(1,720)	(4,312)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,600	-	-	-	-	-	-
Transfers between funds	(58,193)	4,742	399	(20,227)	10,649	(2,215)	(605)	(143)
Redemptions (notes 2, 3, and 4)	(1,633)	(84,750)	(32,781)	(14,909)	-	(20)	(21,732)	(20,371)
Adjustments to maintain reserves	(223)	4	(305)	5	(5)	1	(454)	2

Net equity transactions	(60,049)	(78,404)	(32,687)	(35,131)	10,644	(2,234)	(22,791)	(20,512)

Net change in contract owners’ equity	(148,489)	(75,054)	(81,502)	15,171	8,633	-	(24,511)	(24,824)
Contract owners’ equity at beginning of period	288,468	363,522	335,932	320,761	-	-	327,689	352,513

Contract owners’ equity at end of period	$139,979	288,468	254,430	335,932	8,633	-	303,178	327,689

CHANGE IN UNITS:
Beginning units	8,091	10,292	76,661	85,644	-	-	134,714	152,599
Units purchased	226	187	1,242	7	2,967	2,642	10,356	-
Units redeemed	(2,642)	(2,388)	(11,832)	(8,990)	(2,344)	(2,642)	(21,120)	(17,885)

Ending units	5,675	8,091	66,071	76,661	623	-	123,950	134,714

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RAF		RBF		RBKF		RBMF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,072)	(549)	(7,205)	(9,160)	(11)	(617)	(868)	(995)
Realized gain (loss) on investments	31,948	(10,209)	(567)	51,622	3,035	2,222	269	10,402
Change in unrealized gain (loss) on investments	4,526	5,893	(110,742)	(96,197)	(14,101)	17,936	(9,259)	5,940
Reinvested capital gains	-	-	36,021	53,005	-	-	1,466	2,453

Net increase (decrease) in contract owners’ equity resulting from operations	35,402	(4,865)	(82,493)	(730)	(11,077)	19,541	(8,392)	17,800

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,046	2,300	3	-	95	-
Transfers between funds	(63,107)	113,621	(4,122)	(44,995)	(16,475)	(6,420)	2,428	25,898
Redemptions (notes 2, 3, and 4)	(7,543)	(1,582)	(15,386)	(17,422)	(857)	(3,133)	(2,397)	(1,952)
Adjustments to maintain reserves	(129)	-	(517)	(34)	(65)	(9)	(70)	(34)

Net equity transactions	(70,779)	112,039	(16,979)	(60,151)	(17,394)	(9,562)	56	23,912

Net change in contract owners’ equity	(35,377)	107,174	(99,472)	(60,881)	(28,471)	9,979	(8,336)	41,712
Contract owners’ equity at beginning of period	114,246	7,072	566,153	627,034	84,530	74,551	102,535	60,823

Contract owners’ equity at end of period	$78,869	114,246	466,681	566,153	56,059	84,530	94,199	102,535

CHANGE IN UNITS:
Beginning units	348,223	15,448	13,999	15,362	7,764	8,327	3,334	2,367
Units purchased	5,332,209	5,141,667	741	3,600	1,711	3,397	1,520	3,862
Units redeemed	(5,504,702)	(4,808,892)	(1,200)	(4,963)	(3,573)	(3,960)	(1,446)	(2,895)

Ending units	175,730	348,223	13,540	13,999	5,902	7,764	3,408	3,334

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RCPF		RELF		RENF		RESF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,240)	(3,297)	(646)	(1,017)	(1,280)	(1,816)	(637)	(494)
Realized gain (loss) on investments	13,265	11,045	(873)	45,980	58,536	(8,951)	(10,108)	(25,757)
Change in unrealized gain (loss) on investments	(38,957)	23,589	(22,711)	(24,078)	48,985	91,239	24,368	32,557
Reinvested capital gains	16,486	283	2,232	4,589	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,446)	31,620	(21,998)	25,474	106,241	80,472	13,623	6,306

Equity transactions:
Purchase payments received from contract owners (note 4)	539	380	8	-	2,792	1,907	981	960
Transfers between funds	60,014	(12,456)	(3,074)	(5,163)	(22,290)	20,683	(9,835)	9,711
Redemptions (notes 2, 3, and 4)	(133,949)	(19,679)	(342)	(24,300)	(12,569)	(8,335)	(738)	(2,537)
Adjustments to maintain reserves	(334)	(2)	(73)	8	(297)	(12)	(55)	3

Net equity transactions	(73,730)	(31,757)	(3,481)	(29,455)	(32,364)	14,243	(9,647)	8,137

Net change in contract owners’ equity	(86,176)	(137)	(25,479)	(3,981)	73,877	94,715	3,976	14,443
Contract owners’ equity at beginning of period	374,297	374,434	65,319	69,300	243,407	148,692	51,617	37,174

Contract owners’ equity at end of period	$288,121	374,297	39,840	65,319	317,284	243,407	55,593	51,617

CHANGE IN UNITS:
Beginning units	10,892	12,131	2,077	3,074	21,891	19,642	15,845	12,297
Units purchased	3,101	1,785	1	5,629	25,271	14,091	24,472	12,833
Units redeemed	(5,877)	(3,024)	(182)	(6,626)	(27,758)	(11,842)	(28,702)	(9,285)

Ending units	8,116	10,892	1,896	2,077	19,404	21,891	11,615	15,845

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RFSF		RHCF		RINF		RJNF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,398)	(2,010)	(8,295)	(10,511)	(1,265)	(2,219)	(376)	(215)
Realized gain (loss) on investments	4,264	4,166	3,454	79,018	(5,024)	4,537	4,037	(1,281)
Change in unrealized gain (loss) on investments	(62,808)	51,377	(118,333)	(6,421)	(47,383)	(20,023)	9,754	1,431
Reinvested capital gains	16,082	5,079	27,315	38,006	13,501	12,076	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,860)	58,612	(95,859)	100,092	(40,171)	(5,629)	13,415	(65)

Equity transactions:
Purchase payments received from contract owners (note 4)	(8)	-	(8)	388	(1)	-	(16)	-
Transfers between funds	(10,397)	25,303	(48,946)	825	4,092	1,207	(7,048)	-
Redemptions (notes 2, 3, and 4)	(669)	(1,195)	(25,928)	(99,497)	(5,897)	(7,728)	(1,960)	(428)
Adjustments to maintain reserves	(266)	(9)	(600)	(5)	(9)	(60)	(14)	1

Net equity transactions	(11,340)	24,099	(75,482)	(98,289)	(1,815)	(6,581)	(9,038)	(427)

Net change in contract owners’ equity	(55,200)	82,711	(171,341)	1,803	(41,986)	(12,210)	4,377	(492)
Contract owners’ equity at beginning of period	234,009	151,298	686,641	684,838	84,004	96,214	13,024	13,516

Contract owners’ equity at end of period	$178,809	234,009	515,300	686,641	42,018	84,004	17,401	13,024

CHANGE IN UNITS:
Beginning units	12,737	10,915	16,897	19,861	1,812	1,922	10,509	10,752
Units purchased	846	3,527	1,089	4,787	198	478	319,569	-
Units redeemed	(1,542)	(1,705)	(3,637)	(7,751)	(371)	(588)	(320,122)	(243)

Ending units	12,041	12,737	14,349	16,897	1,639	1,812	9,956	10,509

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLCE		RLCJ		RLF		RMED
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,711)	(2,071)	(1,376)	(2,962)	(264)	(1,841)	(6,658)	(8,649)
Realized gain (loss) on investments	217	7,424	(131)	19,324	(9,342)	14,696	(9,730)	(12,546)
Change in unrealized gain (loss) on investments	(17,555)	18,701	(53,066)	(50,074)	555	(16,928)	(142,635)	98,423
Reinvested capital gains	-	-	-	-	-	1,574	27,672	68,250

Net increase (decrease) in contract owners’ equity resulting from operations	(19,049)	24,054	(54,573)	(33,712)	(9,051)	(2,499)	(131,351)	145,478

Equity transactions:
Purchase payments received from contract owners (note 4)	2	-	-	-	(8)	-	3,360	3,300
Transfers between funds	(1,235)	13,977	1,788	40,801	(30,535)	(36,739)	390	(35,815)
Redemptions (notes 2, 3, and 4)	(495)	(48,813)	(489)	(42,076)	-	(2,182)	(20,683)	(51,282)
Adjustments to maintain reserves	(138)	(4)	(94)	(14)	(8)	(7)	(507)	56

Net equity transactions	(1,866)	(34,840)	1,205	(1,289)	(30,551)	(38,928)	(17,440)	(83,741)

Net change in contract owners’ equity	(20,915)	(10,786)	(53,368)	(35,001)	(39,602)	(41,427)	(148,791)	61,737
Contract owners’ equity at beginning of period	132,698	143,484	123,853	158,854	49,709	91,136	540,619	478,882

Contract owners’ equity at end of period	$111,783	132,698	70,485	123,853	10,107	49,709	391,828	540,619

CHANGE IN UNITS:
Beginning units	10,506	13,653	5,477	6,244	1,692	3,255	32,653	38,193
Units purchased	76	1,839	117	1,320	-	2,309	600	3,989
Units redeemed	(222)	(4,986)	(33)	(2,087)	(1,181)	(3,872)	(585)	(9,529)

Ending units	10,360	10,506	5,561	5,477	511	1,692	32,668	32,653

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RMEK		RNF		ROF		RPMF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,284)	(4,571)	(13,291)	(16,922)	(31,379)	(41,512)	(3,432)	9,004
Realized gain (loss) on investments	(63,543)	28,915	120,213	71,239	194,555	536,990	(20,303)	75,054
Change in unrealized gain (loss) on investments	(48,766)	(30,238)	(841,020)	425,097	(1,329,323)	(65,788)	(41,815)	(131,865)
Reinvested capital gains	-	67,758	166,911	67,847	81,557	236,930	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(115,593)	61,864	(567,187)	547,261	(1,084,590)	666,620	(65,550)	(47,807)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,008	1,944	5,794	-	8,316	3,873	52	264
Transfers between funds	99,468	(365,114)	(11,367)	24,722	(145,304)	56,573	77,619	(34,918)
Redemptions (notes 2, 3, and 4)	(12,599)	(14,915)	(146,418)	(75,707)	(285,033)	(307,009)	(59,246)	(150,625)
Adjustments to maintain reserves	(292)	16	(1,488)	10	(3,118)	(86)	(393)	(14)

Net equity transactions	88,585	(378,069)	(153,479)	(50,975)	(425,139)	(246,649)	18,032	(185,293)

Net change in contract owners’ equity	(27,008)	(316,205)	(720,666)	496,286	(1,509,729)	419,971	(47,518)	(233,100)
Contract owners’ equity at beginning of period	257,747	573,952	1,892,219	1,395,933	3,445,776	3,025,805	316,293	549,393

Contract owners’ equity at end of period	$230,739	257,747	1,171,553	1,892,219	1,936,047	3,445,776	268,775	316,293

CHANGE IN UNITS:
Beginning units	20,578	28,240	32,437	33,510	34,546	37,164	28,491	44,245
Units purchased	36,487	28,471	5,858	1,064	13,696	17,910	34,964	14,743
Units redeemed	(34,705)	(36,133)	(9,072)	(2,137)	(18,641)	(20,528)	(36,396)	(30,497)

Ending units	22,360	20,578	29,223	32,437	29,601	34,546	27,059	28,491

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RREF		RRF		RSRF		RTEC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(216)	(441)	(736)	(1,012)	(331)	(331)	(3,747)	(7,460)
Realized gain (loss) on investments	1,022	6,827	2,558	3,320	(855)	1,772	14,028	161,371
Change in unrealized gain (loss) on investments	(16,748)	10,246	(19,443)	(852)	(4,705)	5,238	(148,561)	(112,824)
Reinvested capital gains	1,917	-	1,075	4,237	-	-	16,990	24,806

Net increase (decrease) in contract owners’ equity resulting from operations	(14,025)	16,632	(16,546)	5,693	(5,891)	6,679	(121,290)	65,893

Equity transactions:
Purchase payments received from contract owners (note 4)	518	380	(2)	-	-	-	132	13
Transfers between funds	(12,504)	12,151	(787)	568	(11,792)	13,226	(14,912)	(287,696)
Redemptions (notes 2, 3, and 4)	(748)	(29,837)	(3,547)	(1,699)	(179)	(7,301)	(40,700)	(14,953)
Adjustments to maintain reserves	(40)	(4)	(41)	(14)	(12)	9	(196)	22

Net equity transactions	(12,774)	(17,310)	(4,377)	(1,145)	(11,983)	5,934	(55,676)	(302,614)

Net change in contract owners’ equity	(26,799)	(678)	(20,923)	4,548	(17,874)	12,613	(176,966)	(236,721)
Contract owners’ equity at beginning of period	59,854	60,532	62,655	58,107	42,475	29,862	346,523	583,244

Contract owners’ equity at end of period	$33,055	59,854	41,732	62,655	24,601	42,475	169,557	346,523

CHANGE IN UNITS:
Beginning units	2,073	2,668	1,560	1,587	9,128	3,490	7,666	14,936
Units purchased	290	1,435	98	136	4,357	12,248	693	2,511
Units redeemed	(800)	(2,030)	(226)	(163)	(10,046)	(6,610)	(2,220)	(9,781)

Ending units	1,563	2,073	1,432	1,560	3,439	9,128	6,139	7,666

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RTEL		RTF		RTRF		RUF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(205)	(439)	(10,690)	(13,498)	(216)	(245)	(1,125)	(544)
Realized gain (loss) on investments	494	6,154	(97,261)	190,951	1,197	(256)	13,408	(8,545)
Change in unrealized gain (loss) on investments	(7,424)	(1,941)	(375,138)	169,884	(9,802)	1,221	2,321	1,442
Reinvested capital gains	-	-	123,426	-	1,620	1,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,135)	3,774	(359,663)	347,337	(7,201)	1,955	14,604	(7,647)

Equity transactions:
Purchase payments received from contract owners (note 4)	10	-	(21)	2,710	(2)	-	-	-
Transfers between funds	-	(14,860)	22,061	45,014	421	12,744	78,035	92,185
Redemptions (notes 2, 3, and 4)	(5,357)	(4,856)	(16,821)	(96,259)	(353)	(287)	(6,488)	(957)
Adjustments to maintain reserves	(11)	(12)	(539)	17	(13)	-	(72)	-

Net equity transactions	(5,358)	(19,728)	4,680	(48,518)	53	12,457	71,475	91,228

Net change in contract owners’ equity	(12,493)	(15,954)	(354,983)	298,819	(7,148)	14,412	86,079	83,581
Contract owners’ equity at beginning of period	28,405	44,359	914,063	615,244	22,283	7,871	108,729	25,148

Contract owners’ equity at end of period	$15,912	28,405	559,080	914,063	15,135	22,283	194,808	108,729

CHANGE IN UNITS:
Beginning units	2,390	3,822	11,626	12,202	510	218	224,320	44,335
Units purchased	442	5,446	30,287	21,838	142	376	3,615,735	3,331,281
Units redeemed	(954)	(6,878)	(29,756)	(22,414)	(113)	(84)	(3,517,454)	(3,151,296)

Ending units	1,878	2,390	12,157	11,626	539	510	322,601	224,320

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RUGB		RUTL		RVARS		RVCMD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$187	(2,074)	(1,675)	754	(24)	(80)	352	(232)
Realized gain (loss) on investments	(9,015)	23,246	17,134	30,495	12	(89)	8,229	(4,300)
Change in unrealized gain (loss) on investments	(55,968)	(66,333)	(17,594)	7,207	(120)	53	(3,268)	9,361
Reinvested capital gains	-	-	2,288	-	19	351	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,796)	(45,161)	153	38,456	(113)	235	5,313	4,829

Equity transactions:
Purchase payments received from contract owners (note 4)	645	-	511	380	4	1,166	-	-
Transfers between funds	(5,014)	(380,934)	58,641	(29,247)	17	(123)	38,852	(4,510)
Redemptions (notes 2, 3, and 4)	(28,969)	(53,327)	(109,266)	(43,640)	-	(397)	(280)	(755)
Adjustments to maintain reserves	(127)	(18)	(399)	(21)	(3)	3	(31)	-

Net equity transactions	(33,465)	(434,279)	(50,513)	(72,528)	18	649	38,541	(5,265)

Net change in contract owners’ equity	(98,261)	(479,440)	(50,360)	(34,072)	(95)	884	43,854	(436)
Contract owners’ equity at beginning of period	179,679	659,119	356,722	390,794	1,966	1,082	14,222	14,658

Contract owners’ equity at end of period	$81,418	179,679	306,362	356,722	1,871	1,966	58,076	14,222

CHANGE IN UNITS:
Beginning units	20,562	34,518	16,719	20,525	222	131	6,130	8,645
Units purchased	1,613	6,954	4,138	8,090	2	1,526	27,035	108
Units redeemed	(4,363)	(20,910)	(6,064)	(11,896)	-	(1,435)	(12,807)	(2,623)

Ending units	17,812	20,562	14,793	16,719	224	222	20,358	6,130

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVF		RVIDD		RVIMC		RVISC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(36,235)	(57,537)	(1,018)	(1,021)	(1)	(1)	(416)	(430)
Realized gain (loss) on investments	(269,234)	758,678	(37,749)	(40,498)	(5)	(5)	5,201	5,524
Change in unrealized gain (loss) on investments	(2,882,004)	496,740	51,310	12,342	14	(25)	169	(34)
Reinvested capital gains	431,779	502,826	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,755,694)	1,700,707	12,543	(29,177)	8	(31)	4,954	5,060

Equity transactions:
Purchase payments received from contract owners (note 4)	664	2,677	-	-	(2)	-	(2)	-
Transfers between funds	(439,371)	59,432	(66,250)	100,101	-	-	(96,976)	94,517
Redemptions (notes 2, 3, and 4)	(31,648)	(318,394)	(11,263)	(7,131)	-	-	(6,579)	(942)
Adjustments to maintain reserves	(2,841)	400	(118)	3	2	(1)	(47)	2

Net equity transactions	(473,196)	(255,885)	(77,631)	92,973	-	(1)	(103,604)	93,577

Net change in contract owners’ equity	(3,228,890)	1,444,822	(65,088)	63,796	8	(32)	(98,650)	98,637
Contract owners’ equity at beginning of period	4,804,151	3,359,329	133,999	70,203	99	131	98,828	191

Contract owners’ equity at end of period	$1,575,261	4,804,151	68,911	133,999	107	99	178	98,828

CHANGE IN UNITS:
Beginning units	13,928	14,765	1,940,266	651,272	150	150	165,670	258
Units purchased	6,722	6,446	23,016,625	23,579,851	-	-	2,482,585	3,632,203
Units redeemed	(8,797)	(7,283)	(23,990,841)	(22,290,857)	-	-	(2,647,997)	(3,466,791)

Ending units	11,853	13,928	966,050	1,940,266	150	150	258	165,670

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVLCG		RVLCV		RVLDD		RVMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(5,272)	(7,718)	(2,481)	(1,970)	(8,495)	(10,263)	(1,589)	(2,454)
Realized gain (loss) on investments	15,258	38,934	9,711	5,597	(59,974)	150,227	(1,799)	26,451
Change in unrealized gain (loss) on investments	(222,425)	91,342	(50,016)	74,361	(139,171)	96,322	(54,165)	(16,689)
Reinvested capital gains	60,486	2,181	24,031	882	30,295	-	22,254	13,553

Net increase (decrease) in contract owners’ equity resulting from operations	(151,953)	124,739	(18,755)	78,870	(177,345)	236,286	(35,299)	20,861

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(434)	380	4,258	3,368	1	370
Transfers between funds	(244,304)	144,614	264,043	2,473	88,216	(7,783)	(6,135)	(26)
Redemptions (notes 2, 3, and 4)	(3,972)	(101,225)	(50,907)	(92,253)	(73,586)	(40,281)	(9,029)	(68,690)
Adjustments to maintain reserves	(468)	(18)	(350)	(2)	(858)	(71)	(142)	34

Net equity transactions	(248,744)	43,371	212,352	(89,402)	18,030	(44,767)	(15,305)	(68,312)

Net change in contract owners’ equity	(400,697)	168,110	193,597	(10,532)	(159,315)	191,519	(50,604)	(47,451)
Contract owners’ equity at beginning of period	725,663	557,553	265,868	276,400	804,560	613,041	150,638	198,089

Contract owners’ equity at end of period	$324,966	725,663	459,465	265,868	645,245	804,560	100,034	150,638

CHANGE IN UNITS:
Beginning units	16,667	15,511	9,418	12,764	12,167	12,849	3,965	5,761
Units purchased	8,129	26,119	98,899	2,855	37,039	26,426	121	901
Units redeemed	(14,578)	(24,963)	(90,372)	(6,201)	(36,785)	(27,108)	(644)	(2,697)

Ending units	10,218	16,667	17,945	9,418	12,421	12,167	3,442	3,965

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVMCV		RVSCG		RVSCV		RVSDL
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,283)	(1,266)	(1,464)	(2,412)	(1,701)	(2,497)	(7)	(69)
Realized gain (loss) on investments	(9,936)	25,520	(4,590)	23,316	(26,959)	38,746	59	(1,008)
Change in unrealized gain (loss) on investments	(9,326)	(2,093)	(34,974)	834	(21,338)	17,084	(51)	1,548
Reinvested capital gains	7,438	1,514	12,228	429	9,758	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,107)	23,675	(28,800)	22,167	(40,240)	53,333	1	471

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(17)	(2)	-	2	-	(4)	-
Transfers between funds	161,712	(7,028)	662	(13,199)	25,224	(2,412)	47	(10,467)
Redemptions (notes 2, 3, and 4)	(931)	(46,821)	(4,339)	(27,784)	(15,362)	(35,374)	-	(8)
Adjustments to maintain reserves	(38)	(10)	(28)	(29)	(62)	4	3	(2)

Net equity transactions	160,743	(53,876)	(3,707)	(41,012)	9,802	(37,782)	46	(10,477)

Net change in contract owners’ equity	147,636	(30,201)	(32,507)	(18,845)	(30,438)	15,551	47	(10,006)
Contract owners’ equity at beginning of period	42,397	72,598	89,254	108,099	102,895	87,344	333	10,339

Contract owners’ equity at end of period	$190,033	42,397	56,747	89,254	72,457	102,895	380	333

CHANGE IN UNITS:
Beginning units	1,334	2,931	2,729	3,788	4,524	5,351	50	1,697
Units purchased	58,236	26,260	309	18,785	27,708	59,004	704	-
Units redeemed	(52,266)	(27,857)	(492)	(19,844)	(28,705)	(59,831)	(704)	(1,647)

Ending units	7,304	1,334	2,546	2,729	3,527	4,524	50	50

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVWDL		AVGI		AVHY1		IVDDI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(65)	(88)	(1,458)	(3,224)	9,366	15,420	316	313
Realized gain (loss) on investments	(1,580)	(25)	74	12,355	(9,927)	(107)	498	4,049
Change in unrealized gain (loss) on investments	91	(1,013)	(168,131)	91,978	(48,190)	(2,202)	(36,575)	17,207
Reinvested capital gains	-	-	63,443	10,423	-	-	26,601	538

Net increase (decrease) in contract owners’ equity resulting from operations	(1,554)	(1,126)	(106,072)	111,532	(48,751)	13,111	(9,160)	22,107

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	668	1,269	814	380
Transfers between funds	228	108	(18,310)	(3,988)	(110,289)	124,943	89,006	(8,914)
Redemptions (notes 2, 3, and 4)	(2,145)	(58)	(28,528)	(52,317)	(26,324)	(45,508)	(2,243)	(30,843)
Adjustments to maintain reserves	(7)	4	(588)	(15)	(221)	12	(69)	(13)

Net equity transactions	(1,924)	54	(47,426)	(56,320)	(136,166)	80,716	87,508	(39,390)

Net change in contract owners’ equity	(3,478)	(1,072)	(153,498)	55,212	(184,917)	93,827	78,348	(17,283)
Contract owners’ equity at beginning of period	6,357	7,429	497,620	442,408	509,099	415,272	134,425	151,708

Contract owners’ equity at end of period	$2,879	6,357	344,122	497,620	324,182	509,099	212,773	134,425

CHANGE IN UNITS:
Beginning units	1,278	1,267	16,781	18,814	24,527	20,436	5,825	7,586
Units purchased	50	20	77	2,375	147	7,185	4,084	392
Units redeemed	(608)	(9)	(2,042)	(4,408)	(7,006)	(3,094)	(524)	(2,153)

Ending units	720	1,278	14,816	16,781	17,668	24,527	9,385	5,825

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVGMMI		IVHS		IVMCC2		IVRE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,607)	(67,780)	(1,712)	(1,709)	(3,378)	(3,744)	3,341	3,318
Realized gain (loss) on investments	-	-	639	5,237	(9,684)	(1,289)	(2,183)	(499)
Change in unrealized gain (loss) on investments	-	-	(34,220)	(4,340)	(77,372)	55,597	(83,430)	60,631
Reinvested capital gains	-	-	15,957	13,826	48,027	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,607)	(67,780)	(19,336)	13,014	(42,407)	50,564	(82,272)	63,450

Equity transactions:
Purchase payments received from contract owners (note 4)	16,577	18,991	138	598	-	-	-	290
Transfers between funds	1,438,668	240,963	12,102	(6,926)	(257)	(882)	(2,872)	(17,557)
Redemptions (notes 2, 3, and 4)	(1,524,748)	(410,294)	(7,299)	(15,694)	(17,460)	(25,499)	(5,730)	(34,693)
Adjustments to maintain reserves	(4,480)	2	(108)	(18)	(77)	(27)	(187)	(1)

Net equity transactions	(73,983)	(150,338)	4,833	(22,040)	(17,794)	(26,408)	(8,789)	(51,961)

Net change in contract owners’ equity	(82,590)	(218,118)	(14,503)	(9,026)	(60,201)	24,156	(91,061)	11,489
Contract owners’ equity at beginning of period	4,089,292	4,307,410	129,477	138,503	270,365	246,209	314,704	303,215

Contract owners’ equity at end of period	$4,006,702	4,089,292	114,974	129,477	210,164	270,365	223,643	314,704

CHANGE IN UNITS:
Beginning units	452,546	470,630	20,555	24,385	21,180	21,956	40,275	54,303
Units purchased	1,083,697	850,283	5,234	1,546	375	40	2,309	876
Units redeemed	(1,090,009)	(868,367)	(2,164)	(5,376)	(909)	(816)	(3,219)	(14,904)

Ending units	446,234	452,546	23,625	20,555	20,646	21,180	39,365	40,275

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVT		JABIN		JAEI		JAFRIN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,032)	(6,233)	(1,640)	(7,507)	(109,028)	(113,779)	(6,693)	(10,520)
Realized gain (loss) on investments	(44,751)	61,018	48,166	25,487	371,410	608,576	(16,029)	48,895
Change in unrealized gain (loss) on investments	(203,465)	(41,880)	(419,489)	219,831	(3,936,147)	180,781	(327,315)	16,018
Reinvested capital gains	108,858	32,484	49,507	13,502	1,642,551	992,805	85,990	90,712

Net increase (decrease) in contract owners’ equity resulting from operations	(143,390)	45,389	(323,456)	251,313	(2,031,214)	1,668,383	(264,047)	145,105

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	17,368	28,262	27,004	28,147	3,777	4,656
Transfers between funds	(29,041)	(68,198)	(108)	99,807	(32,097)	76,314	(78,043)	8,675
Redemptions (notes 2, 3, and 4)	(14,909)	(59,012)	(153,209)	(62,604)	(599,101)	(837,950)	(18,433)	(133,999)
Adjustments to maintain reserves	(149)	(9)	(2,022)	(20)	(14,426)	(38)	(663)	1

Net equity transactions	(44,099)	(127,219)	(137,971)	65,445	(618,620)	(733,527)	(93,362)	(120,667)

Net change in contract owners’ equity	(187,489)	(81,830)	(461,427)	316,758	(2,649,834)	934,856	(357,409)	24,438
Contract owners’ equity at beginning of period	353,857	435,687	1,902,016	1,585,258	12,040,904	11,106,048	763,519	739,081

Contract owners’ equity at end of period	$166,368	353,857	1,440,589	1,902,016	9,391,070	12,040,904	406,110	763,519

CHANGE IN UNITS:
Beginning units	54,139	78,737	62,960	60,622	954,947	1,011,647	14,344	16,792
Units purchased	23,442	3,489	847	5,010	7,509	23,795	276	318
Units redeemed	(6,971)	(28,087)	(5,926)	(2,672)	(61,518)	(80,495)	(3,006)	(2,766)

Ending units	70,610	54,139	57,881	62,960	900,938	954,947	11,614	14,344

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAGRIN		JAIG		JARIN		JMCVIN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(16,431)	(64,076)	923	(3,061)	(124,895)	(165,150)	40	(634)
Realized gain (loss) on investments	335,298	473,955	10,966	32,651	258,828	634,759	424	212
Change in unrealized gain (loss) on investments	(2,823,768)	480,295	(69,186)	45,784	(6,719,184)	1,260,503	(11,713)	13,362
Reinvested capital gains	776,341	393,475	-	-	2,037,151	715,778	5,711	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,728,560)	1,283,649	(57,297)	75,374	(4,548,100)	2,445,890	(5,538)	12,940

Equity transactions:
Purchase payments received from contract owners (note 4)	26,158	30,145	1,310	1,778	104,808	82,805	-	-
Transfers between funds	(206,557)	(48,533)	(67,605)	(76,431)	(54,002)	(149,529)	(1,962)	2,131
Redemptions (notes 2, 3, and 4)	(362,119)	(618,153)	(24,967)	(56,447)	(787,540)	(791,537)	(1,843)	(2,042)
Adjustments to maintain reserves	(9,974)	40	(375)	55	(16,472)	(26)	(113)	(8)

Net equity transactions	(552,492)	(636,501)	(91,637)	(131,045)	(753,206)	(858,287)	(3,918)	81

Net change in contract owners’ equity	(2,281,052)	647,148	(148,934)	(55,671)	(5,301,306)	1,587,603	(9,456)	13,021
Contract owners’ equity at beginning of period	8,579,707	7,932,559	603,908	659,579	14,966,961	13,379,358	83,018	69,997

Contract owners’ equity at end of period	$6,298,655	8,579,707	454,974	603,908	9,665,655	14,966,961	73,562	83,018

CHANGE IN UNITS:
Beginning units	1,244,917	1,333,172	70,484	76,218	1,641,006	1,740,543	3,519	3,503
Units purchased	29,102	20,278	3,286	769	20,233	18,574	23	101
Units redeemed	(125,937)	(108,533)	(7,182)	(6,503)	(126,581)	(118,111)	(194)	(85)

Ending units	1,148,082	1,244,917	66,588	70,484	1,534,658	1,641,006	3,348	3,519

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LZREMS		LZRIES		LZRUSM		LPVCAI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,159	(268)	719	(735)	(13,146)	(14,870)	(778)	(1,230)
Realized gain (loss) on investments	(5,938)	14,531	105	2,137	(4,731)	8,697	(2,652)	2,135
Change in unrealized gain (loss) on investments	(24,911)	(3,699)	(17,379)	533	(390,286)	178,368	(22,841)	(15,180)
Reinvested capital gains	-	-	5,546	910	229,203	1,152	6,705	19,735

Net increase (decrease) in contract owners’ equity resulting from operations	(28,690)	10,564	(11,009)	2,845	(178,960)	173,347	(19,566)	5,460

Equity transactions:
Purchase payments received from contract owners (note 4)	-	95	-	2,650	1,134	955	-	358
Transfers between funds	5,781	(58,793)	3,150	(6,503)	(8,690)	(47,903)	-	41
Redemptions (notes 2, 3, and 4)	(5,071)	(19,886)	(12,048)	(14,355)	(73,802)	(52,713)	(3,887)	(1,256)
Adjustments to maintain reserves	(126)	10	(19)	(7)	(877)	2	(14)	(22)

Net equity transactions	584	(78,574)	(8,917)	(18,215)	(82,235)	(99,659)	(3,901)	(879)

Net change in contract owners’ equity	(28,106)	(68,010)	(19,926)	(15,370)	(261,195)	73,688	(23,467)	4,581
Contract owners’ equity at beginning of period	180,115	248,125	68,435	83,805	1,071,965	998,277	70,999	66,418

Contract owners’ equity at end of period	$152,009	180,115	48,509	68,435	810,770	1,071,965	47,532	70,999

CHANGE IN UNITS:
Beginning units	6,221	9,074	3,692	4,609	160,482	181,464	2,538	2,569
Units purchased	1,397	757	310	719	1,174	2,221	-	428
Units redeemed	(1,319)	(3,610)	(793)	(1,636)	(12,666)	(23,203)	(192)	(459)

Ending units	6,299	6,221	3,209	3,692	148,990	160,482	2,346	2,538

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LPVCII		LVCLGI		SBVHY		LOVCDG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(828)	(150)	(2,835)	(5,528)	549	355	(2,788)	(4,637)
Realized gain (loss) on investments	(1,353)	11,942	11,323	30,299	(132)	(223)	37,892	20,036
Change in unrealized gain (loss) on investments	(38,127)	8,749	(109,686)	15,935	(2,313)	(175)	(162,815)	50,188
Reinvested capital gains	16,179	9,206	9,861	20,162	-	-	53,878	54,647

Net increase (decrease) in contract owners’ equity resulting from operations	(24,129)	29,747	(91,337)	60,868	(1,896)	(43)	(73,833)	120,234

Equity transactions:
Purchase payments received from contract owners (note 4)	1,466	380	238	750	-	(1)	2,185	1,475
Transfers between funds	77,439	(24,224)	(128,153)	(18,216)	-	-	7,148	2,050
Redemptions (notes 2, 3, and 4)	(4,978)	(992)	(14,122)	(43,652)	(202)	(1,703)	(153,343)	(53,582)
Adjustments to maintain reserves	(104)	17	(57)	32	(11)	-	(326)	8

Net equity transactions	73,823	(24,819)	(142,094)	(61,086)	(213)	(1,704)	(144,336)	(50,049)

Net change in contract owners’ equity	49,694	4,928	(233,431)	(218)	(2,109)	(1,747)	(218,169)	70,185
Contract owners’ equity at beginning of period	133,127	128,199	329,362	329,580	12,538	14,285	586,655	516,470

Contract owners’ equity at end of period	$182,821	133,127	95,931	329,362	10,429	12,538	368,486	586,655

CHANGE IN UNITS:
Beginning units	4,705	5,625	7,213	8,689	636	720	53,219	58,407
Units purchased	6,481	1,073	54	491	-	70	2,078	962
Units redeemed	(3,989)	(1,993)	(4,126)	(1,967)	(13)	(154)	(4,875)	(6,150)

Ending units	7,197	4,705	3,141	7,213	623	636	50,422	53,219

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LOVGI		AMCG		AMRI		AMSRS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(287)	(7,661)	(3,546)	(4,873)	(1,097)	(901)	(6,409)	(8,314)
Realized gain (loss) on investments	47,995	257,672	7,521	10,945	(551)	1,576	10,654	31,758
Change in unrealized gain (loss) on investments	(481,868)	81,618	(142,059)	(6,084)	(34,217)	28,689	(220,108)	119,446
Reinvested capital gains	173,195	242,899	41,346	35,050	17,964	-	61,266	14,817

Net increase (decrease) in contract owners’ equity resulting from operations	(260,965)	574,528	(96,738)	35,038	(17,901)	29,364	(154,597)	157,707

Equity transactions:
Purchase payments received from contract owners (note 4)	17,149	19,902	623	624	224	384	60	180
Transfers between funds	34,460	(146,160)	666	(511)	17,946	2,676	-	(56,208)
Redemptions (notes 2, 3, and 4)	(74,237)	(352,488)	(31,169)	(20,222)	(7,596)	(4,342)	(48,680)	(58,992)
Adjustments to maintain reserves	(2,875)	(25)	(203)	(4)	(157)	13	(614)	(21)

Net equity transactions	(25,503)	(478,771)	(30,083)	(20,113)	10,417	(1,269)	(49,234)	(115,041)

Net change in contract owners’ equity	(286,468)	95,757	(126,821)	14,925	(7,484)	28,095	(203,831)	42,666
Contract owners’ equity at beginning of period	2,402,086	2,306,329	330,073	315,148	122,950	94,855	809,737	767,071

Contract owners’ equity at end of period	$2,115,618	2,402,086	203,252	330,073	115,466	122,950	605,906	809,737

CHANGE IN UNITS:
Beginning units	591,283	712,496	46,023	46,738	22,510	23,015	19,348	22,292
Units purchased	13,552	32,127	61	31	8,249	1,926	499	713
Units redeemed	(26,507)	(153,340)	(4,892)	(746)	(6,605)	(2,431)	(1,815)	(3,657)

Ending units	578,328	591,283	41,192	46,023	24,154	22,510	18,032	19,348

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMTB		NOVPDI		NOVPM		PMVAAA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,623	3,645	4,998	(284)	(143,688)	(170,846)	15,767	24,288
Realized gain (loss) on investments	(4,211)	(398)	76,191	11,878	79,736	348,772	(3,466)	540
Change in unrealized gain (loss) on investments	(27,414)	(5,963)	(520,046)	901,010	(5,181,657)	3,037,110	(70,224)	8,649
Reinvested capital gains	-	-	-	-	2,084,083	-	20,729	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,002)	(2,716)	(438,857)	912,604	(3,161,526)	3,215,036	(37,194)	33,477

Equity transactions:
Purchase payments received from contract owners (note 4)	621	695	29,312	31,529	56,448	67,374	2,848	2,848
Transfers between funds	45,290	45,513	(107,279)	(79,654)	(62,149)	(577,762)	(959)	18,122
Redemptions (notes 2, 3, and 4)	(24,032)	(22,787)	(182,134)	(175,963)	(554,314)	(960,453)	(9,855)	(1,771)
Adjustments to maintain reserves	(213)	1	(5,127)	(2)	(16,180)	(13)	(293)	6

Net equity transactions	21,666	23,422	(265,228)	(224,090)	(576,195)	(1,470,854)	(8,259)	19,205

Net change in contract owners’ equity	(2,336)	20,706	(704,085)	688,514	(3,737,721)	1,744,182	(45,453)	52,682
Contract owners’ equity at beginning of period	322,457	301,751	3,923,422	3,234,908	13,663,314	11,919,132	281,028	228,346

Contract owners’ equity at end of period	$320,121	322,457	3,219,337	3,923,422	9,925,593	13,663,314	235,575	281,028

CHANGE IN UNITS:
Beginning units	129,086	135,493	268,364	284,237	646,066	720,479	15,011	13,971
Units purchased	6,045	6,142	9,097	4,001	6,890	6,356	276	1,162
Units redeemed	(7,140)	(12,549)	(28,314)	(19,874)	(38,274)	(80,769)	(775)	(122)

Ending units	127,991	129,086	249,147	268,364	614,682	646,066	14,512	15,011

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVEBA		PMVFHA		PMVGBA		PMVHYA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$488	541	24	32	114	3,077	3,342	24,741
Realized gain (loss) on investments	(151)	(3)	(18)	(56)	(762)	(2,267)	(11,144)	17,118
Change in unrealized gain (loss) on investments	(3,012)	(1,185)	(1,197)	(466)	(6,906)	(6,131)	(13,518)	(26,536)
Reinvested capital gains	-	-	4	94	740	1,284	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,675)	(647)	(1,187)	(396)	(6,814)	(4,037)	(21,320)	15,323

Equity transactions:
Purchase payments received from contract owners (note 4)	520	380	-	-	-	-	(18)	-
Transfers between funds	-	-	-	(3,353)	(136)	(104)	(652,272)	6,919
Redemptions (notes 2, 3, and 4)	(1,102)	(25)	-	(29)	(1,356)	(24,794)	(6,888)	(26,994)
Adjustments to maintain reserves	(20)	(1)	(15)	1	(75)	5	(137)	(10)

Net equity transactions	(602)	354	(15)	(3,381)	(1,567)	(24,893)	(659,315)	(20,085)

Net change in contract owners’ equity	(3,277)	(293)	(1,202)	(3,777)	(8,381)	(28,930)	(680,635)	(4,762)
Contract owners’ equity at beginning of period	16,712	17,005	10,542	14,319	56,456	85,386	809,240	814,002

Contract owners’ equity at end of period	$13,435	16,712	9,340	10,542	48,075	56,456	128,605	809,240

CHANGE IN UNITS:
Beginning units	887	867	611	802	3,861	5,534	40,087	41,202
Units purchased	32	20	-	-	27	1,205	23,310	19,440
Units redeemed	(61)	-	-	(191)	(141)	(2,878)	(56,170)	(20,555)

Ending units	858	887	611	611	3,747	3,861	7,227	40,087

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$656	(2,481)	653	167	35,943	31,118	3,801	1,161
Realized gain (loss) on investments	(2,293)	409	(26,533)	(3,036)	2,437	4,063	3,675	(5,701)
Change in unrealized gain (loss) on investments	(18,547)	(4,418)	(11,805)	(49,288)	(134,390)	655	(7,209)	10,439
Reinvested capital gains	-	-	-	35,718	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,184)	(6,490)	(37,685)	(16,439)	(96,010)	35,836	267	5,899

Equity transactions:
Purchase payments received from contract owners (note 4)	323	450	4	350	949	937	96	272
Transfers between funds	16,435	2,483	(62,252)	(23,801)	(8,602)	(5,940)	(18,299)	30,000
Redemptions (notes 2, 3, and 4)	(10,885)	(24,621)	(2,853)	(30,646)	(224,369)	(47,840)	(361)	(10,872)
Adjustments to maintain reserves	(265)	5	(123)	10	(512)	16	(32)	(3)

Net equity transactions	5,608	(21,683)	(65,224)	(54,087)	(232,534)	(52,827)	(18,596)	19,397

Net change in contract owners’ equity	(14,576)	(28,173)	(102,909)	(70,526)	(328,544)	(16,991)	(18,329)	25,296
Contract owners’ equity at beginning of period	259,609	287,782	174,400	244,926	891,189	908,180	40,606	15,310

Contract owners’ equity at end of period	$245,033	259,609	71,491	174,400	562,645	891,189	22,277	40,606

CHANGE IN UNITS:
Beginning units	21,283	23,062	8,346	11,013	244,342	251,435	5,630	2,791
Units purchased	4,845	2,765	320	82	4,978	15,643	2,150	6,057
Units redeemed	(4,475)	(4,544)	(3,878)	(2,749)	(35,875)	(22,736)	(4,896)	(3,218)

Ending units	21,653	21,283	4,788	8,346	213,445	244,342	2,884	5,630

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVTRA		PVSTA		ROCMC		ROCSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$8,974	2,045	689	(2,046)	(1,354)	(1,802)	(3,308)	(395)
Realized gain (loss) on investments	(22,758)	(3,175)	(2,009)	605	84	7,564	(834)	(3,679)
Change in unrealized gain (loss) on investments	(137,098)	(84,359)	(7,871)	(6,306)	(52,421)	18,125	(41,019)	91,017
Reinvested capital gains	-	51,112	853	-	26,246	5,062	5,754	-

Net increase (decrease) in contract owners’ equity resulting from operations	(150,882)	(34,377)	(8,338)	(7,747)	(27,445)	28,949	(39,407)	86,943

Equity transactions:
Purchase payments received from contract owners (note 4)	399	875	-	1,330	-	-	1,583	1,743
Transfers between funds	(56,673)	1,428	(37,318)	59,919	(3,755)	(7,597)	5,009	(7,366)
Redemptions (notes 2, 3, and 4)	(36,561)	(152,449)	(28,234)	(35,693)	(6,656)	(17,022)	(11,346)	(50,268)
Adjustments to maintain reserves	(720)	(21)	(342)	(6)	(39)	2	(292)	1

Net equity transactions	(93,555)	(150,167)	(65,894)	25,550	(10,450)	(24,617)	(5,046)	(55,890)

Net change in contract owners’ equity	(244,437)	(184,544)	(74,232)	17,803	(37,895)	4,332	(44,453)	31,053
Contract owners’ equity at beginning of period	1,075,668	1,260,212	499,518	481,715	116,761	112,429	367,674	336,621

Contract owners’ equity at end of period	$831,231	1,075,668	425,286	499,518	78,866	116,761	323,221	367,674

CHANGE IN UNITS:
Beginning units	337,380	378,228	44,424	42,052	9,097	13,380	54,970	67,862
Units purchased	67,622	24,674	12,544	12,581	1,662	446	4,029	441
Units redeemed	(30,615)	(65,522)	(18,456)	(10,209)	(2,127)	(4,729)	(5,100)	(13,333)

Ending units	374,387	337,380	38,512	44,424	8,632	9,097	53,899	54,970

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TAVV		VWBF		VWEM		VWHA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$719	(4,987)	4,450	7,429	(4,753)	(3,782)	866	(6,229)
Realized gain (loss) on investments	17,578	41,274	(6,829)	(2,216)	(5,495)	23,309	(2,429)	19,783
Change in unrealized gain (loss) on investments	75,558	96,818	(12,470)	(16,662)	(209,961)	(123,863)	41,226	88,227
Reinvested capital gains	-	-	-	-	79,670	15,344	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	93,855	133,105	(14,849)	(11,449)	(140,539)	(88,992)	39,663	101,781

Equity transactions:
Purchase payments received from contract owners (note 4)	1,813	4,099	-	-	1,848	2,088	6,686	6,140
Transfers between funds	(24,993)	(58,611)	(13,111)	6,910	894	(6,859)	(25,201)	(88,937)
Redemptions (notes 2, 3, and 4)	(13,700)	(71,951)	(4,755)	(23,647)	(38,772)	(93,806)	(105,765)	(67,503)
Adjustments to maintain reserves	(744)	3	(159)	(7)	(445)	(26)	(674)	(19)

Net equity transactions	(37,624)	(126,460)	(18,025)	(16,744)	(36,475)	(98,603)	(124,954)	(150,319)

Net change in contract owners’ equity	56,231	6,645	(32,874)	(28,193)	(177,014)	(187,595)	(85,291)	(48,538)
Contract owners’ equity at beginning of period	665,334	658,689	188,599	216,792	567,282	754,877	554,243	602,781

Contract owners’ equity at end of period	$721,565	665,334	155,725	188,599	390,268	567,282	468,952	554,243

CHANGE IN UNITS:
Beginning units	213,579	252,296	68,911	70,648	121,927	140,353	150,447	169,157
Units purchased	3,715	3,463	1,354	1,417	2,110	3,308	29,635	29,520
Units redeemed	(10,839)	(42,180)	(4,698)	(3,154)	(12,563)	(21,734)	(81,113)	(48,230)

Ending units	206,455	213,579	65,567	68,911	111,474	121,927	98,969	150,447

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account E (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1993. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Alger Portfolios

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

American Century Variable Port

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

Amundi Pioneer Asset Management

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Federated Hermes Insurance Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Guggenheim Variable Trust

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Invesco V. I.

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)*

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

Neuberger Berman Advisors Management Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Northern Lights Variable Trust

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

Third Avenue Variable Series

Third Avenue Value (TAVV)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

*	At December 31, 2022, contract owners were not invested in this fund.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2022.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CLVGT2	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	CVP Seligman Global Technology - Class 2	5/1/2022
RSRF	Guggenheim Rydex Long Short Equity	Guggenheim Long Short Equity	5/1/2022
RVARS	Guggenheim Rydex Multi-Hedge Strategies	Guggenheim Multi-Hedge Strategies	5/1/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Emerging Markets Bond Initial Cl	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Emerging Markets Initial Cl	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Global Resources Initial Cl	5/1/2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%. The mortality and expense fees were $1,637,346 and $2,053,139 for the years ended December 31, 2022 and 2021, respectively. The administrative fees were $72,727 and $75,854 for the years ended December 31, 2022 and 2021, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $156,548 and $192,281 for the years ended December 31, 2022 and 2021, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $1,777,161 and $1,224,060, respectively, and total transfers from the Separate Account to the fixed account were $3,309,067 and $2,479,858, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$197,634	$304,651
ALCAI2	708,123	647,330
ALCGI2	259,176	603,627
ALMGI2	87,038	353,953
ALVGIA	405,491	490,220
SVDF	678,804	127,180
SVOF	371,808	103,313
ACVB	97,387	42,414
ACVI	59,809	54,698
ACVIG	326,206	214,628
ACVIP2	6,243	3,312
ACVLVI	13,114	2,330
ACVU1	8,948	4,246
ACVV	262,435	317,811
PIHYB2	1,726	2,977
PIVEI2	67,818	81,694
PIVF2	26,891	8,352
PIVMV2	15,579	3,346
PIVSI2	71,004	64,393
DSIF	2,921,412	3,700,295
DSRG	144,457	184,353
DVSCS	41,419	90,678
CLVGT2	447,577	129,815
FHIB	48,778	216,972
FVK2S	34,665	68,581
FVU2	74,160	39,585
GVR2XS	50,772	40,160
GVRUGM	2,249	26,762
RAF	2,051,079	2,122,929
RBF	55,008	43,167
RBKF	19,492	36,896
RBMF	43,444	42,791
RCPF	100,318	160,802
RELF	2,291	4,176
RENF	357,766	391,420
RESF	105,061	115,352
RFSF	31,770	28,433
RHCF	66,769	123,239
RINF	20,959	10,535
RJNF	168,386	177,814
RLCE	777	4,352
RLCJ	1,782	1,953
RLF	-	30,822
RMED	31,095	27,512
RMEK	1,668,623	1,583,321
RNF	295,533	295,401
ROF	971,134	1,346,098
RPMF	303,498	288,900
RREF	10,326	21,402
RRF	4,093	8,132
RSRF	8,623	20,936
RTEC	18,448	60,857
RTEL	125	5,694
RTF	2,118,027	2,000,632

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

RTRF	5,947	4,492
RUF	1,992,564	1,922,213
RUGB	1,695	34,973
RUTL	107,372	157,274
RVARS	63	45
RVCMD	82,152	43,260
RVF	2,045,457	2,123,111
RVIDD	1,786,832	1,865,482
RVIMC	-	2
RVISC	1,682,738	1,786,761
RVLCG	323,852	517,383
RVLCV	2,371,643	2,137,742
RVLDD	1,883,908	1,844,075
RVMCG	26,311	20,950
RVMCV	1,493,711	1,326,812
RVSCG	20,710	13,656
RVSCV	539,885	522,024
RVSDL	6,367	6,331
RVWDL	247	2,236
AVGI	69,004	54,446
AVHY1	18,376	145,177
IVDDI	129,757	15,339
IVGMMI	8,924,833	9,007,426
IVHS	33,189	14,113
IVMCC2	49,602	22,746
IVRE	16,315	21,763
IVT	153,502	92,776
JABIN	81,596	171,702
JAEI	1,669,952	755,056
JAFRIN	97,412	111,476
JAGRIN	864,266	656,846
JAIG	22,426	113,137
JARIN	2,070,883	911,833
JMCVIN	7,186	5,352
LZREMS	41,155	38,412
LZRIES	12,129	14,781
LZRUSM	231,374	97,554
LPVCAI	6,961	4,933
LPVCII	185,591	96,418
LVCLGI	11,631	146,698
SBVHY	726	391
LOVCDG	65,370	158,615
LOVGI	272,283	124,876
AMCG	43,245	35,530
AMRI	49,283	21,999
AMSRS	64,150	58,527
AMTB	71,194	41,911
NOVPDI	68,001	328,235
NOVPM	2,127,659	763,462
PMVAAA	44,623	16,385
PMVEBA	1,165	1,278
PMVFHA	150	137
PMVGBA	1,795	2,508
PMVHYA	435,356	1,091,331
PMVLDA	61,262	54,999
PMVLGA	5,699	70,273
PMVRRA	57,984	254,577
PMVRSA	22,551	37,346
PMVTRA	144,069	228,652
PVSTA	147,281	211,633

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

ROCMC	33,221	18,779
ROCSC	21,447	24,048
TAVV	29,419	66,325
VWBF	13,154	26,729
VWEM	85,326	46,884
VWHA	81,506	205,597

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2022	1.40%	to	2.50%	236,779	$4.00	to	$30.38	$1,058,035	0.00%	-39.54%	to	-38.88%
2021	1.40%	to	2.50%	258,522	6.55	to	52.66	2,090,758	0.00%	-8.38%	to	-7.37%
2020	1.40%	to	2.50%	270,833	7.07	to	57.03	2,351,970	1.07%	63.03%	to	64.83%
2019	1.40%	to	2.80%	296	4.29	to	34.72	1,539	0.00%	25.51%	to	27.54%
2018	1.40%	to	3.00%	319	3.36	to	28.31	1,304	0.00%	-1.56%	to	1.47%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2022	1.40%	to	2.80%	494,833	13.84	to	71.40	7,234,310	0.00%	-38.27%	to	-37.40%
2021	1.40%	to	2.80%	518,794	22.11	to	114.18	12,174,189	0.00%	15.84%	to	17.47%
2020	1.40%	to	2.80%	558,813	18.82	to	97.30	11,277,861	0.00%	37.84%	to	39.78%
2019	1.40%	to	2.80%	615	13.46	to	69.68	8,938	0.00%	29.89%	to	31.73%
2018	1.40%	to	3.00%	676	3.96	to	52.59	7,399	0.08%	-3.07%	to	0.00%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2022	1.40%	to	2.65%	590,403	5.24	to	37.77	3,451,498	0.00%	-40.26%	to	-39.51%
2021	1.40%	to	2.65%	638,456	8.66	to	62.60	6,296,235	0.00%	8.92%	to	10.29%
2020	1.40%	to	2.65%	719,265	7.85	to	56.90	6,401,472	0.18%	62.67%	to	64.71%
2019	1.40%	to	2.65%	795	4.77	to	34.63	4,492	0.00%	23.67%	to	25.66%
2018	1.40%	to	3.00%	864	2.45	to	27.63	3,844	0.00%	-0.87%	to	2.08%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2022	1.40%	to	2.65%	295,367	5.21	to	43.95	1,779,422	0.00%	-37.74%	to	-36.96%
2021	1.40%	to	2.65%	322,834	8.26	to	69.89	3,209,850	0.00%	1.48%	to	2.75%
2020	0.00%	to	2.65%	339,835	5.48	to	68.19	3,306,680	0.00%	60.33%	to	64.63%
2019	0.00%	to	2.80%	371	3.33	to	42.11	2,228	0.00%	26.41%	to	30.26%
2018	1.40%	to	10.18%	420	2.56	to	32.87	1,984	0.00%	-10.17%	to	-7.25%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	1.40%	to	3.00%	54,858	3.39	to	33.19	391,384	1.27%	-7.02%	to	-5.52%
2021	1.40%	to	3.00%	58,548	3.59	to	35.22	550,547	0.81%	24.37%	to	26.38%
2020	1.40%	to	3.00%	56,672	2.84	to	27.94	377,068	1.65%	-0.32%	to	1.29%
2019	1.40%	to	3.00%	69	2.80	to	27.65	390	1.24%	20.25%	to	22.19%
2018	1.40%	to	3.00%	71	2.29	to	22.68	349	0.92%	-8.40%	to	-6.91%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	1.40%	to	2.80%	43,841	31.88	to	38.49	1,674,442	0.00%	-39.57%	to	-38.71%
2021	1.40%	to	2.80%	45,819	52.76	to	62.80	2,857,740	0.00%	-7.67%	to	-6.36%
2020	1.40%	to	2.80%	51,686	57.14	to	67.07	3,439,918	0.00%	58.16%	to	60.39%
2019	1.40%	to	2.80%	56	36.13	to	41.82	2,331	0.00%	35.18%	to	39.02%
2018	1.40%	to	3.00%	60	25.88	to	36.98	1,822	0.00%	-9.83%	to	-7.04%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	1.40%	to	2.80%	207,340	6.88	to	53.90	1,722,646	0.00%	-22.99%	to	-21.91%
2021	1.40%	to	2.80%	215,401	8.81	to	69.09	2,290,670	0.04%	21.33%	to	23.04%
2020	0.00%	to	2.80%	231,789	4.92	to	56.21	1,999,618	0.44%	17.66%	to	21.00%
2019	0.00%	to	2.80%	243	4.06	to	47.15	1,748	0.28%	27.84%	to	31.46%
2018	1.40%	to	10.00%	252	3.09	to	36.16	1,409	0.19%	-9.92%	to	-7.21%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2022	1.40%	to	2.65%	23,295	18.48	to	22.11	500,629	1.21%	-19.43%	to	-18.41%
2021	1.40%	to	2.65%	24,411	22.93	to	27.11	641,760	0.72%	12.74%	to	14.16%
2020	1.40%	to	2.65%	22,533	20.34	to	23.74	522,258	1.16%	9.59%	to	10.96%
2019	1.40%	to	2.65%	25	18.56	to	21.40	524	1.54%	16.54%	to	18.19%
2018	1.40%	to	3.00%	28	15.37	to	18.11	498	1.42%	-6.68%	to	-5.13%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	1.40%	to	2.65%	71,104	2.43	to	20.66	258,693	1.48%	-26.72%	to	-25.80%
2021	1.40%	to	2.65%	83,044	3.28	to	27.91	400,323	0.16%	5.91%	to	7.24%
2020	1.40%	to	2.65%	98,285	3.06	to	26.09	436,405	0.48%	22.59%	to	24.13%
2019	1.40%	to	2.80%	131	2.46	to	21.07	399	0.89%	24.88%	to	28.42%
2018	1.40%	to	3.00%	169	1.84	to	16.68	421	1.18%	-17.77%	to	-15.60%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	1.40%	to	2.80%	270,203	3.09	to	34.15	1,041,474	1.73%	-15.14%	to	-13.95%
2021	1.40%	to	2.80%	291,426	3.59	to	39.72	1,410,350	1.08%	20.24%	to	21.93%
2020	1.40%	to	2.80%	283,049	2.94	to	32.61	1,148,844	1.98%	8.72%	to	10.25%
2019	1.40%	to	2.80%	299	2.67	to	29.60	1,074	2.07%	20.29%	to	23.95%
2018	1.40%	to	3.00%	301	2.19	to	24.08	933	1.91%	-9.65%	to	-7.07%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	1.40%	to	1.65%	5,173	13.26	to	13.55	69,324	5.02%	-14.50%	to	-14.28%
2021	1.40%	to	1.65%	5,184	15.51	to	15.80	81,161	2.92%	4.53%	to	4.79%
2020	1.40%	to	1.65%	7,534	14.84	to	15.08	112,445	1.24%	7.76%	to	8.03%
2019	1.40%	to	1.65%	12	13.77	to	13.96	163	2.37%	5.68%	to	7.39%
2018	1.40%	to	3.00%	17	10.93	to	13.00	213	2.68%	-5.69%	to	-4.20%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2022	1.40%	to	1.65%	673	19.47	to	19.89	13,139	2.59%	-1.89%	to	-1.64%
2021	1.40%	to	1.65%	186	19.84	to	20.22	3,729	1.82%	19.72%	to	20.02%
2020	1.40%			84	16.85			1,415	1.72%	1.19%
2019	1.40%			2	16.65			33	1.78%	25.39%	to	25.71%
2018	1.40%	to	3.00%	5	11.47	to	13.24	72	1.77%	-10.74%	to	-9.38%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	1.40%	to	1.65%	1,908	36.04	to	36.81	69,804	0.00%	-33.48%	to	-33.31%
2021	1.40%	to	1.65%	1,986	54.18	to	55.20	109,015	0.00%	21.15%	to	21.45%
2020	1.40%	to	2.15%	2,684	42.22	to	45.45	120,246	0.00%	46.67%	to	47.77%
2019	1.40%	to	1.65%	5	27.11	to	30.76	150	0.00%	31.06%	to	32.71%
2018	1.40%	to	3.00%	2	20.07	to	23.18	56	0.25%	-2.24%	to	-0.64%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	1.40%	to	3.00%	272,402	5.75	to	45.94	2,018,947	2.08%	-2.42%	to	-0.85%
2021	1.40%	to	3.00%	308,917	5.80	to	46.38	2,293,111	1.73%	20.83%	to	22.78%
2020	1.40%	to	3.00%	348,847	4.72	to	37.82	2,164,302	2.29%	-2.01%	to	-0.43%
2019	1.40%	to	3.00%	395	4.74	to	38.02	2,404	2.12%	23.28%	to	27.03%
2018	1.40%	to	3.00%	423	3.15	to	30.17	2,117	1.63%	-11.89%	to	-8.96%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2022	1.40%	to	2.15%	1,874	15.95	to	17.56	32,356	4.82%	-13.32%	to	-12.67%
2021	1.40%	to	2.15%	2,010	18.41	to	20.11	39,833	4.89%	3.20%	to	3.98%
2020	1.40%	to	2.15%	2,341	17.83	to	19.34	44,764	5.16%	-0.19%	to	0.56%
2019	1.40%	to	2.15%	2	17.87	to	19.23	45	4.67%	11.30%	to	12.70%
2018	1.40%	to	3.00%	3	14.48	to	17.06	48	4.47%	-6.82%	to	-5.27%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2022	1.40%	to	3.00%	95,862	3.05	to	30.77	420,617	1.53%	-10.66%	to	-9.22%
2021	1.40%	to	3.00%	107,089	3.36	to	34.04	540,587	1.22%	21.63%	to	23.59%
2020	1.40%	to	3.00%	110,477	2.72	to	27.65	450,513	2.39%	-3.21%	to	-1.65%
2019	1.40%	to	3.00%	114	2.76	to	29.13	499	2.42%	21.53%	to	23.49%
2018	1.40%	to	3.00%	123	2.24	to	23.92	483	2.12%	-11.45%	to	-8.81%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2022	1.40%	to	2.50%	19,021	2.97	to	32.11	125,787	0.40%	-21.66%	to	-20.79%
2021	1.40%	to	2.50%	19,002	3.75	to	40.85	161,245	0.10%	24.50%	to	25.87%
2020	1.40%	to	2.50%	33,418	2.98	to	32.69	245,615	0.50%	20.90%	to	22.24%
2019	1.40%	to	2.50%	37	2.44	to	26.95	258	0.75%	27.60%	to	29.21%
2018	1.40%	to	3.00%	37	1.88	to	21.70	207	0.82%	-4.67%	to	-1.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2022	1.40%	to	2.15%	1,332	22.57	to	24.85	32,487	1.35%	-7.88%	to	-7.19%
2021	1.40%	to	2.15%	1,383	24.51	to	26.77	36,422	0.80%	26.62%	to	27.58%
2020	1.40%	to	2.15%	1,332	19.35	to	20.98	27,509	0.84%	-0.30%	to	0.46%
2019	1.40%	to	2.15%	4	19.41	to	20.89	76	1.05%	24.74%	to	26.30%
2018	1.40%	to	3.00%	4	14.04	to	16.54	60	0.45%	-21.87%	to	-20.63%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2022	1.40%	to	2.30%	12,613	13.04	to	14.57	181,861	2.88%	-14.82%	to	-14.05%
2021	1.40%	to	2.30%	13,007	15.30	to	16.95	218,260	3.04%	-0.58%	to	0.31%
2020	1.40%	to	2.30%	14,128	15.39	to	16.89	236,032	3.28%	4.93%	to	5.88%
2019	1.40%	to	2.30%	15	14.67	to	15.96	246	3.10%	6.65%	to	7.99%
2018	1.40%	to	3.00%	13	12.73	to	14.78	193	3.02%	-4.86%	to	-3.27%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	1.40%	to	2.65%	1,655,939	7.65	to	39.63	13,164,961	1.31%	-20.45%	to	-19.45%
2021	1.40%	to	2.65%	1,813,063	9.49	to	49.25	18,725,516	1.14%	25.06%	to	26.63%
2020	1.40%	to	2.65%	1,935,659	7.50	to	38.93	15,544,920	1.57%	14.92%	to	16.37%
2019	1.40%	to	2.80%	2,040	6.44	to	33.49	14,297	1.72%	27.56%	to	31.18%
2018	1.40%	to	3.00%	2,234	2.79	to	25.74	11,810	1.63%	-7.47%	to	-4.45%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	1.40%	to	1.65%	275,967	5.62	to	31.97	1,559,648	0.53%	-24.13%	to	-23.94%
2021	1.40%	to	1.65%	302,720	7.39	to	39.21	2,246,715	0.75%	24.92%	to	25.23%
2020	0.00%	to	2.65%	318,422	3.56	to	31.39	1,890,519	1.08%	20.90%	to	24.14%
2019	0.00%	to	2.80%	335	2.87	to	25.70	1,627	1.49%	30.65%	to	34.36%
2018	1.40%	to	10.03%	366	2.14	to	20.86	1,341	1.80%	-7.28%	to	-4.04%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	1.40%	to	3.00%	5,228	27.40	to	34.41	172,046	1.03%	-19.11%	to	-17.81%
2021	1.40%	to	3.00%	7,561	33.87	to	41.86	306,253	0.62%	22.42%	to	24.39%
2020	1.40%	to	3.00%	7,638	27.67	to	33.65	245,677	1.16%	7.37%	to	9.10%
2019	1.40%	to	3.00%	9	25.77	to	30.85	279	0.87%	18.60%	to	20.51%
2018	1.40%	to	3.00%	13	21.73	to	25.60	329	0.81%	-11.67%	to	-10.24%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2022	1.40%	to	2.80%	345,679	3.29	to	64.80	1,366,834	0.00%	-33.74%	to	-32.81%
2021	1.40%	to	2.80%	357,371	4.89	to	97.02	2,156,138	0.28%	34.86%	to	36.76%
2020	1.40%	to	2.80%	363,792	3.58	to	71.37	1,707,106	0.00%	41.78%	to	43.77%
2019	1.40%	to	2.80%	376	2.49	to	49.94	1,346	0.00%	50.69%	to	52.82%
2018	1.40%	to	3.00%	392	1.63	to	34.49	940	0.00%	-11.17%	to	-8.51%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2022	1.40%	to	2.65%	95,261	3.30	to	23.44	590,956	6.61%	-14.08%	to	-13.00%
2021	1.40%	to	2.65%	109,059	3.80	to	27.01	897,620	4.92%	2.11%	to	3.39%
2020	1.40%	to	2.65%	115,426	3.67	to	26.19	903,153	5.99%	2.83%	to	4.12%
2019	1.40%	to	2.65%	133	3.53	to	25.21	933	6.15%	11.38%	to	12.95%
2018	1.40%	to	3.00%	143	3.12	to	22.38	894	8.07%	-6.13%	to	-3.31%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2022	1.40%			5,675	24.67			139,979	0.00%	-31.23%
2021	1.40%	to	1.65%	8,091	35.20	to	35.87	288,468	0.00%	0.59%	to	0.84%
2020	1.40%	to	1.65%	10,292	34.99	to	35.57	363,522	0.00%	26.38%	to	26.70%
2019	1.40%	to	1.65%	14	24.65	to	28.07	401	0.00%	30.03%	to	31.66%
2018	1.40%	to	3.00%	20	18.38	to	21.32	415	0.00%	0.55%	to	2.11%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	1.40%	to	2.65%	66,071	2.93	to	18.87	254,430	1.89%	-16.01%	to	-14.95%
2021	1.40%	to	2.65%	76,661	3.45	to	22.25	335,932	1.77%	15.41%	to	16.86%
2020	1.40%	to	2.65%	85,644	2.95	to	19.08	320,761	2.54%	-1.71%	to	-0.47%
2019	1.40%	to	2.65%	88	2.96	to	19.22	330	2.12%	16.91%	to	18.56%
2018	1.40%	to	3.00%	94	2.18	to	20.65	300	3.05%	-11.18%	to	-8.40%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2022	1.40%			623	13.87			8,633	0.00%	-43.80%
2019	1.40%			1	17.22			19	0.47%	43.09%	to	45.11%
2018	1.40%	to	3.00%	2	10.22	to	11.86	24	0.00%	-28.43%	to	-27.28%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2022	1.40%	to	2.25%	123,950	0.86	to	9.89	303,178	0.71%	-1.50%	to	-0.66%
2021	1.40%	to	2.25%	134,714	0.86	to	9.96	327,689	0.00%	-2.22%	to	-1.39%
2020	1.40%	to	2.25%	152,599	0.88	to	10.10	352,513	0.06%	-2.16%	to	-1.32%
2019	1.40%	to	2.25%	158	0.89	to	10.23	380	0.91%	-1.92%	to	0.87%
2018	1.40%	to	3.00%	197	0.89	to	10.29	706	0.56%	-2.44%	to	0.88%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	1.40%			175,730	0.44	to	0.45	78,869	0.00%	32.97%
2021	1.40%			348,223	0.33	to	0.34	114,246	0.00%	-26.49%
2020	1.40%			15,448	0.45	to	0.46	7,072	1.81%	-38.86%
2019	1.40%			45	0.73	to	0.76	34	0.85%	-30.14%	to	-29.01%
2018	1.40%	to	3.00%	17	0.90	to	1.07	17	0.00%	-6.06%	to	-3.74%
Rydex Variable Trust - Biotechnology Fund (RBF)
2022	1.40%	to	2.80%	13,540	30.86	to	38.79	466,681	0.00%	-15.70%	to	-14.52%
2021	1.40%	to	2.80%	13,999	36.10	to	45.38	566,153	0.00%	-1.38%	to	0.01%
2020	1.40%	to	2.80%	15,362	36.10	to	45.37	627,034	0.00%	17.96%	to	19.63%
2019	1.40%	to	2.80%	14	30.18	to	37.93	488	0.00%	20.99%	to	22.94%
2018	1.40%	to	3.00%	17	24.55	to	30.85	467	0.00%	-12.13%	to	-10.69%
Rydex Variable Trust - Banking Fund (RBKF)
2022	1.40%	to	2.65%	5,902	7.09	to	10.46	56,059	1.40%	-19.18%	to	-18.17%
2021	1.40%	to	2.65%	7,764	8.78	to	12.78	84,530	0.69%	30.00%	to	31.64%
2020	1.40%	to	2.65%	8,327	6.75	to	9.71	74,551	0.91%	-10.86%	to	-9.74%
2019	1.40%	to	2.65%	10	7.57	to	10.75	95	0.95%	24.85%	to	26.61%
2018	1.40%	to	3.00%	10	5.75	to	8.49	79	0.48%	-21.66%	to	-20.26%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2022	1.40%	to	2.65%	3,408	23.89	to	29.26	94,199	0.53%	-12.01%	to	-10.90%
2021	1.40%	to	2.65%	3,334	27.15	to	32.84	102,535	0.58%	19.73%	to	21.23%
2020	1.40%	to	2.65%	2,367	22.68	to	27.09	60,823	1.34%	16.62%	to	18.09%
2019	1.40%	to	2.65%	2	19.45	to	22.94	50	0.00%	18.08%	to	19.74%
2018	1.40%	to	3.00%	4	15.62	to	19.16	71	0.32%	-19.90%	to	-18.57%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2022	1.40%	to	2.65%	8,116	26.84	to	39.25	288,121	0.62%	-3.50%	to	-2.28%
2021	1.40%	to	2.65%	10,892	27.81	to	40.17	374,297	0.84%	7.73%	to	9.08%
2020	1.40%	to	2.65%	12,131	25.82	to	36.82	374,434	0.89%	4.76%	to	6.08%
2019	1.40%	to	2.65%	14	24.65	to	34.71	400	1.13%	18.95%	to	20.63%
2018	1.40%	to	3.00%	9	19.65	to	28.78	232	0.71%	-14.75%	to	-13.34%
Rydex Variable Trust - Electronics Fund (RELF)
2022	1.40%	to	2.65%	1,896	19.30	to	32.64	39,840	0.00%	-34.46%	to	-33.64%
2021	1.40%	to	2.65%	2,077	29.08	to	49.18	65,319	0.00%	34.64%	to	36.33%
2020	1.40%	to	2.65%	3,074	21.33	to	36.07	69,300	0.00%	51.89%	to	53.80%
2019	1.40%	to	2.65%	11	13.87	to	23.45	235	0.00%	54.58%	to	57.07%
2018	1.40%	to	3.00%	12	8.83	to	14.93	158	0.00%	-15.32%	to	-13.94%
Rydex Variable Trust - Energy Fund (RENF)
2022	1.40%	to	2.80%	19,404	13.83	to	16.81	317,284	1.02%	44.21%	to	46.23%
2021	1.40%	to	2.80%	21,891	9.59	to	11.49	243,407	0.55%	46.31%	to	48.37%
2020	1.40%	to	2.80%	19,642	6.55	to	7.75	148,692	1.25%	-36.00%	to	-35.09%
2019	1.40%	to	2.80%	22	10.24	to	11.94	251	0.21%	3.66%	to	5.33%
2018	1.40%	to	3.00%	27	9.52	to	11.33	297	0.48%	-27.71%	to	-26.52%
Rydex Variable Trust - Energy Services Fund (RESF)
2022	1.40%	to	2.80%	11,615	4.07	to	5.72	55,593	0.00%	38.64%	to	40.59%
2021	1.40%	to	2.80%	15,845	2.89	to	4.07	51,617	0.10%	14.26%	to	15.87%
2020	1.40%	to	2.80%	12,297	2.50	to	3.51	37,174	0.78%	-39.07%	to	-38.21%
2019	1.40%	to	2.80%	13	4.04	to	5.68	64	0.00%	-3.02%	to	-1.45%
2018	1.40%	to	3.00%	15	4.10	to	5.77	73	2.61%	-47.23%	to	-46.38%
Rydex Variable Trust - Financial Services Fund (RFSF)
2022	1.40%	to	2.15%	12,041	13.47	to	15.09	178,809	0.60%	-19.85%	to	-19.25%
2021	1.40%	to	2.15%	12,737	16.80	to	18.69	234,009	0.39%	32.39%	to	33.38%
2020	1.40%	to	1.73%	10,915	13.07	to	14.02	151,298	0.61%	-1.82%	to	-1.50%
2019	1.40%	to	2.25%	9	12.59	to	14.23	124	0.83%	24.54%	to	26.30%
2018	1.40%	to	3.00%	20	9.33	to	11.27	214	0.93%	-14.87%	to	-13.44%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Health Care Fund (RHCF)
2022	1.40%	to	2.80%	14,349	30.70	to	37.32	515,300	0.00%	-14.43%	to	-13.23%
2021	1.40%	to	2.80%	16,897	35.88	to	43.01	686,641	0.00%	15.56%	to	17.19%
2020	1.40%	to	2.80%	19,861	31.05	to	36.70	684,838	0.00%	15.40%	to	17.03%
2019	1.40%	to	2.80%	17	26.90	to	31.36	508	0.00%	19.18%	to	20.86%
2018	1.40%	to	3.00%	26	21.81	to	25.95	647	0.00%	-1.76%	to	-0.15%
Rydex Variable Trust - Internet Fund (RINF)
2022	1.40%	to	2.80%	1,639	23.71	to	28.83	42,018	0.00%	-46.36%	to	-45.61%
2021	1.40%	to	2.80%	1,812	30.61	to	53.00	84,004	0.00%	-7.29%	to	-5.98%
2020	1.40%	to	2.80%	1,922	32.56	to	56.37	96,214	0.00%	55.79%	to	57.98%
2019	1.40%	to	2.80%	2	20.61	to	35.68	60	0.00%	21.76%	to	23.72%
2018	1.40%	to	3.00%	3	16.66	to	28.84	78	0.00%	-6.08%	to	-4.53%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2022	1.40%	to	1.95%	9,956	0.25	to	2.48	17,401	0.00%	43.40%	to	44.18%
2021	1.40%	to	1.95%	10,509	0.17	to	1.72	13,024	0.00%	-0.98%	to	-0.43%
2020	1.40%	to	1.95%	10,752	0.17	to	1.72	13,516	0.26%	-22.61%	to	-22.19%
2019	1.40%	to	1.95%	39	0.22	to	2.22	24	0.00%	-15.69%	to	-14.50%
2018	1.40%	to	3.00%	40	0.26	to	2.59	30	0.00%	0.88%	to	4.00%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2022	1.40%	to	2.80%	10,360	8.89	to	11.38	111,783	0.00%	-15.47%	to	-14.28%
2021	1.40%	to	2.80%	10,506	10.52	to	13.27	132,698	0.26%	15.44%	to	17.06%
2020	1.40%	to	2.80%	13,653	9.11	to	11.34	143,484	1.74%	-2.53%	to	-1.16%
2019	1.40%	to	2.80%	14	9.35	to	11.47	154	1.08%	24.88%	to	26.64%
2018	1.40%	to	3.00%	18	7.23	to	9.06	151	0.38%	-21.41%	to	-20.11%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2022	1.40%	to	2.80%	5,561	10.81	to	13.49	70,485	0.00%	-44.57%	to	-43.78%
2021	1.40%	to	2.80%	5,477	19.50	to	23.99	123,853	0.00%	-16.47%	to	-15.29%
2020	1.40%	to	2.80%	6,244	23.34	to	28.32	158,854	1.25%	36.59%	to	38.51%
2019	1.40%	to	2.80%	7	17.09	to	20.45	131	1.49%	35.19%	to	37.10%
2018	1.40%	to	3.00%	7	12.21	to	14.91	102	0.00%	-25.23%	to	-24.01%
Rydex Variable Trust - Leisure Fund (RLF)
2022	1.40%	to	1.65%	511	19.64	to	22.61	10,107	0.00%	-28.75%	to	-28.57%
2021	1.40%	to	1.95%	1,692	27.50	to	31.73	49,709	0.00%	-1.03%	to	-0.48%
2020	1.40%	to	2.65%	3,255	27.63	to	31.96	91,136	0.00%	17.85%	to	19.33%
2019	1.40%	to	1.65%	1	23.16	to	26.85	25	0.25%	25.71%	to	27.48%
2018	1.40%	to	3.00%	3	17.95	to	21.35	51	0.34%	-16.00%	to	-14.66%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2022	1.40%	to	2.80%	32,668	6.27	to	62.69	391,828	0.00%	-25.32%	to	-24.27%
2021	1.40%	to	2.80%	32,653	8.28	to	82.78	540,619	0.00%	31.52%	to	33.37%
2020	1.40%	to	2.80%	38,193	6.21	to	62.07	478,882	0.92%	7.63%	to	9.15%
2019	1.40%	to	2.80%	38	5.69	to	56.87	437	1.09%	32.35%	to	34.22%
2018	1.40%	to	3.00%	38	4.24	to	42.37	364	0.26%	-21.78%	to	-20.45%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2022	1.40%	to	2.80%	22,360	4.15	to	41.48	230,739	0.00%	-35.29%	to	-34.38%
2021	1.40%	to	2.80%	20,578	6.32	to	63.22	257,747	0.07%	15.71%	to	17.35%
2020	1.40%	to	2.80%	28,240	5.39	to	53.88	573,952	0.00%	16.73%	to	18.37%
2019	1.40%	to	2.80%	20	4.55	to	45.51	193	0.00%	31.63%	to	33.48%
2018	1.40%	to	3.00%	30	3.41	to	34.10	201	0.00%	-21.95%	to	-20.68%
Rydex Variable Trust - Nova Fund (RNF)
2022	1.40%	to	2.80%	29,223	33.26	to	40.47	1,171,553	0.43%	-32.19%	to	-31.23%
2021	1.40%	to	2.80%	32,437	48.98	to	58.85	1,892,219	0.35%	38.26%	to	40.21%
2020	1.40%	to	2.80%	33,510	35.37	to	41.97	1,395,933	0.85%	16.72%	to	18.36%
2019	1.40%	to	2.80%	37	30.26	to	35.46	1,292	1.13%	41.04%	to	43.03%
2018	1.40%	to	3.00%	42	2.43	to	24.79	1,029	0.18%	-12.96%	to	-10.33%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2022	1.40%	to	2.80%	29,601	42.29	to	65.92	1,936,047	0.00%	-35.96%	to	-35.06%
2021	1.40%	to	2.80%	34,546	66.04	to	101.50	3,445,776	0.00%	22.08%	to	23.80%
2020	1.40%	to	2.80%	37,164	54.09	to	81.99	3,025,805	0.30%	40.96%	to	42.95%
2019	1.40%	to	2.80%	49	38.38	to	57.36	2,773	0.12%	33.08%	to	34.96%
2018	1.40%	to	3.00%	53	3.01	to	42.50	2,239	0.00%	-4.72%	to	-1.95%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Precious Metals Fund (RPMF)
2022	1.40%	to	2.80%	27,059	7.71	to	10.89	268,775	0.42%	-13.54%	to	-12.32%
2021	1.40%	to	2.80%	28,491	8.79	to	12.42	316,293	3.60%	-11.70%	to	-10.46%
2020	1.40%	to	2.80%	44,245	9.81	to	13.87	549,393	4.84%	30.60%	to	32.43%
2019	1.40%	to	2.80%	50	7.41	to	10.47	457	0.00%	47.70%	to	50.08%
2018	1.40%	to	3.00%	59	4.94	to	6.98	367	5.04%	-19.06%	to	-17.67%
Rydex Variable Trust - Real Estate Fund (RREF)
2022	1.40%	to	2.65%	1,563	16.67	to	23.66	33,055	0.85%	-29.29%	to	-28.41%
2021	1.40%	to	2.65%	2,073	23.58	to	33.05	59,854	0.66%	30.57%	to	32.21%
2020	1.40%	to	2.65%	2,668	18.06	to	25.00	60,532	2.87%	-8.28%	to	-7.13%
2019	1.40%	to	2.65%	3	19.69	to	26.92	70	2.16%	20.76%	to	22.70%
2018	1.40%	to	3.00%	3	15.43	to	21.94	50	0.89%	-10.08%	to	-8.61%
Rydex Variable Trust - Retailing Fund (RRF)
2022	1.40%	to	2.65%	1,432	24.66	to	31.13	41,732	0.00%	-28.44%	to	-27.54%
2021	1.40%	to	2.65%	1,560	34.46	to	42.96	62,655	0.00%	8.83%	to	10.20%
2020	1.40%	to	2.65%	1,587	31.67	to	38.98	58,107	0.00%	39.92%	to	41.67%
2019	1.40%	to	2.65%	2	22.63	to	27.52	63	0.00%	21.04%	to	22.75%
2018	1.40%	to	3.00%	3	17.74	to	22.42	56	0.01%	-6.09%	to	-4.56%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2022	1.40%	to	2.15%	3,439	1.95	to	19.08	24,601	0.42%	-16.20%	to	-15.58%
2021	1.40%	to	2.15%	9,128	2.31	to	22.66	42,475	0.62%	21.17%	to	22.08%
2020	1.40%	to	2.25%	3,490	1.89	to	18.61	29,862	0.85%	2.59%	to	3.47%
2019	1.40%	to	2.80%	4	1.83	to	18.03	31	0.57%	2.62%	to	4.07%
2018	1.40%	to	3.00%	5	1.76	to	17.37	34	0.00%	-15.55%	to	-14.15%
Rydex Variable Trust - Technology Fund (RTEC)
2022	1.40%	to	2.80%	6,139	22.34	to	33.28	169,557	0.00%	-38.01%	to	-37.14%
2021	1.40%	to	2.80%	7,666	35.54	to	52.94	346,523	0.00%	17.17%	to	18.83%
2020	1.40%	to	2.80%	14,936	29.91	to	44.55	583,244	0.00%	45.13%	to	47.18%
2019	1.40%	to	2.80%	15	20.32	to	30.27	412	0.00%	35.89%	to	37.80%
2018	1.40%	to	3.00%	16	14.75	to	21.97	322	0.00%	-4.45%	to	-2.87%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2022	1.40%	to	2.80%	1,878	7.67	to	10.65	15,912	0.59%	-27.89%	to	-26.88%
2021	1.40%	to	2.80%	2,390	10.48	to	14.57	28,405	0.70%	5.97%	to	7.47%
2020	1.40%	to	2.80%	3,822	9.76	to	13.55	44,359	0.70%	6.47%	to	7.97%
2019	1.40%	to	2.80%	5	9.03	to	12.55	62	0.00%	10.09%	to	11.64%
2018	1.40%	to	3.00%	8	8.09	to	11.24	83	0.91%	-8.07%	to	-6.64%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	1.40%	to	2.80%	12,157	38.42	to	67.72	559,080	0.00%	-41.44%	to	-40.61%
2021	1.40%	to	2.80%	11,626	65.61	to	114.02	914,063	0.00%	53.92%	to	56.09%
2020	1.40%	to	2.80%	12,202	42.62	to	73.05	615,244	0.71%	14.84%	to	16.46%
2019	1.40%	to	2.80%	23	37.12	to	62.73	1,114	0.00%	58.03%	to	60.26%
2018	1.40%	to	3.00%	23	22.69	to	39.14	631	0.04%	-17.94%	to	-16.58%
Rydex Variable Trust - Transportation Fund (RTRF)
2022	1.40%	to	1.65%	539	27.86	to	28.24	15,135	0.00%	-36.09%	to	-35.93%
2021	1.40%	to	1.65%	510	43.49	to	44.18	22,283	0.00%	20.18%	to	20.48%
2020	1.40%	to	1.65%	218	36.10	to	36.76	7,871	0.14%	38.33%	to	38.67%
2019	1.40%	to	1.65%	1	26.03	to	26.58	15	0.00%	18.63%	to	20.54%
2018	1.40%	to	3.00%	-	18.79	to	22.35	5	0.00%	-22.42%	to	-21.14%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	1.40%	to	1.65%	322,601	0.07	to	0.73	194,808	0.00%	14.69%	to	14.98%
2021	1.40%	to	1.65%	224,320	0.06	to	0.64	108,729	0.00%	-25.68%	to	-25.49%
2020	1.40%	to	1.65%	44,335	0.09	to	0.86	25,148	0.46%	-26.25%	to	-26.07%
2019	1.40%	to	1.65%	54	0.12	to	1.16	42	0.69%	-25.04%	to	-23.98%
2018	1.40%	to	3.00%	33	0.16	to	1.92	31	0.00%	0.65%	to	6.67%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2022	1.40%	to	2.50%	17,812	1.23	to	17.88	81,418	1.53%	-42.29%	to	-41.65%
2021	1.40%	to	2.50%	20,562	2.12	to	30.65	179,679	0.35%	-9.78%	to	-8.78%
2020	1.40%	to	2.50%	34,518	2.32	to	33.60	659,119	0.09%	18.95%	to	20.27%
2019	1.40%	to	2.50%	23	1.93	to	27.94	234	1.18%	13.33%	to	15.16%
2018	1.40%	to	3.00%	46	1.68	to	24.26	260	1.58%	-8.14%	to	-6.15%
Rydex Variable Trust - Utilities Fund (RUTL)
2022	1.40%	to	2.65%	14,793	18.32	to	30.86	306,362	0.85%	-1.60%	to	-0.36%
2021	1.40%	to	2.65%	16,719	18.39	to	30.97	356,722	1.58%	11.53%	to	12.93%
2020	1.40%	to	2.65%	20,525	16.28	to	27.43	390,794	1.67%	-7.61%	to	-6.45%
2019	1.40%	to	2.80%	22	17.40	to	29.32	451	0.24%	15.50%	to	17.36%
2018	1.40%	to	3.00%	26	14.83	to	24.98	461	1.63%	0.72%	to	2.35%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	2.15%	to	2.65%	224	8.02	to	8.59	1,871	1.15%	-5.92%	to	-5.45%
2021	2.15%	to	2.65%	222	8.53	to	9.08	1,966	0.00%	5.28%	to	5.81%
2020	2.15%	to	2.65%	131	8.10	to	8.58	1,082	1.12%	4.58%	to	5.10%
2019	1.40%	to	2.65%	-	7.75	to	8.76	1	2.37%	2.27%	to	3.55%
2018	1.40%	to	3.00%	-	7.24	to	8.46	1	0.00%	-7.89%	to	-6.42%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2022	1.40%	to	2.65%	20,358	2.48	to	2.92	58,076	2.68%	19.68%	to	21.18%
2021	1.40%	to	2.65%	6,130	2.07	to	2.41	14,222	0.00%	35.90%	to	37.61%
2020	1.40%	to	2.65%	8,645	1.53	to	1.75	14,658	0.78%	-24.75%	to	-23.80%
2019	1.40%	to	2.65%	8	2.03	to	2.30	17	1.51%	12.07%	to	13.65%
2018	1.40%	to	3.00%	8	1.72	to	2.02	17	3.08%	-17.70%	to	-16.24%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2022	1.40%	to	2.80%	11,853	105.29	to	193.42	1,575,261	0.00%	-62.12%	to	-61.58%
2021	1.40%	to	2.80%	13,928	277.94	to	503.48	4,804,151	0.00%	49.22%	to	51.32%
2020	1.40%	to	2.80%	14,765	186.26	to	332.73	3,359,329	0.26%	81.71%	to	84.27%
2019	1.40%	to	2.80%	18	102.50	to	180.56	2,209	0.15%	75.52%	to	77.99%
2018	1.40%	to	3.00%	20	56.42	to	101.44	1,405	0.00%	-12.01%	to	-10.58%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2022	1.40%	to	1.65%	966,050	0.07			68,911	0.00%	3.35%	to	3.61%
2021	1.40%	to	1.65%	1,940,266	0.07			133,999	0.00%	-36.39%	to	-36.23%
2020	1.40%	to	1.65%	651,272	0.11			70,203	0.75%	-46.65%	to	-46.52%
2019	1.40%	to	1.65%	171	0.20	to	0.20	34	0.00%	-37.86%	to	-36.99%
2018	1.40%	to	3.00%	133	0.27	to	0.32	43	0.00%	-3.45%	to	0.00%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2022	1.40%			150	0.71			107	0.00%	7.56%
2021	1.40%			150	0.66			99	0.00%	-24.30%
2020	1.40%			150	0.87			131	0.61%	-25.94%
2019	1.40%			-	1.18			1	0.40%	-22.51%	to	-21.42%
2018	1.40%	to	3.00%	-	1.27	to	1.50	1	0.00%	7.63%	to	9.56%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2022	1.40%			258	0.69			178	0.00%	15.74%
2021	1.40%			165,670	0.59	to	0.60	98,828	0.00%	-19.62%
2020	1.40%			258	0.74			191	1.77%	-31.77%
2019	1.40%			-	1.08			-	0.70%	-22.96%	to	-21.72%
2018	1.40%	to	3.00%	-	1.17	to	1.39	-	0.00%	8.04%	to	10.32%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2022	1.40%	to	2.15%	10,218	29.41	to	32.45	324,966	0.00%	-29.88%	to	-29.35%
2021	1.40%	to	2.65%	16,667	39.21	to	45.94	725,663	0.00%	24.25%	to	25.81%
2020	1.40%	to	2.15%	15,511	33.59	to	36.51	557,553	0.00%	24.62%	to	25.56%
2019	1.40%	to	2.65%	27	25.45	to	29.08	757	0.00%	23.10%	to	24.84%
2018	1.40%	to	3.00%	21	19.63	to	23.29	486	0.00%	-8.44%	to	-6.94%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2022	1.40%	to	2.65%	17,945	22.98	to	27.26	459,465	0.72%	-5.09%	to	-3.90%
2021	1.40%	to	1.95%	9,418	26.42	to	28.36	265,868	0.58%	29.76%	to	30.48%
2020	1.40%	to	1.95%	12,764	20.36	to	21.74	276,400	1.20%	-12.29%	to	-11.81%
2019	1.40%	to	2.65%	25	21.57	to	24.65	601	0.61%	19.87%	to	21.56%
2018	1.40%	to	3.00%	21	17.08	to	20.28	415	0.76%	-15.90%	to	-14.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2022	1.40%	to	2.80%	12,421	43.46	to	52.73	645,245	0.00%	-22.68%	to	-21.59%
2021	1.40%	to	2.80%	12,167	56.21	to	67.25	804,560	0.00%	36.72%	to	38.65%
2020	1.40%	to	2.80%	12,849	41.11	to	48.51	613,041	0.71%	-1.08%	to	0.32%
2019	1.40%	to	2.80%	13	41.56	to	48.35	611	0.67%	43.40%	to	45.42%
2018	1.40%	to	3.00%	13	28.02	to	33.25	421	0.21%	-16.78%	to	-15.44%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2022	1.40%	to	2.25%	3,442	26.11	to	29.78	100,034	0.00%	-24.34%	to	-23.70%
2021	1.40%	to	2.25%	3,965	34.51	to	39.03	150,638	0.00%	9.72%	to	10.65%
2020	1.40%	to	2.25%	5,761	31.45	to	35.28	198,089	0.00%	27.56%	to	28.65%
2019	1.40%	to	2.25%	8	24.65	to	27.42	206	0.00%	12.22%	to	13.81%
2018	1.40%	to	3.00%	7	20.30	to	24.09	161	0.00%	-17.38%	to	-16.00%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	1.40%	to	2.65%	7,304	25.24	to	30.19	190,033	0.47%	-7.69%	to	-6.53%
2021	1.40%	to	2.65%	1,334	27.35	to	32.30	42,397	0.04%	27.82%	to	29.43%
2020	1.40%	to	2.65%	2,931	21.39	to	24.95	72,598	0.40%	4.61%	to	5.92%
2019	1.40%	to	2.65%	3	20.45	to	23.56	78	0.00%	19.08%	to	20.76%
2018	1.40%	to	3.00%	5	16.30	to	19.51	98	0.00%	-21.41%	to	-20.11%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2022	1.40%	to	2.80%	2,546	20.48	to	24.85	56,747	0.00%	-31.83%	to	-30.87%
2021	1.40%	to	2.80%	2,729	30.04	to	35.95	89,254	0.00%	15.87%	to	17.50%
2020	1.40%	to	2.80%	3,788	25.93	to	30.59	108,099	0.00%	12.56%	to	14.15%
2019	1.40%	to	2.80%	5	23.03	to	26.80	136	0.00%	9.47%	to	11.01%
2018	1.40%	to	3.00%	5	20.34	to	24.14	110	0.00%	-11.76%	to	-10.31%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2022	1.40%	to	3.00%	3,527	16.93	to	21.79	72,457	0.00%	-10.94%	to	-9.51%
2021	1.40%	to	3.00%	4,524	19.02	to	24.08	102,895	0.00%	39.18%	to	41.42%
2020	1.40%	to	3.00%	5,351	13.66	to	17.03	87,344	0.00%	-8.75%	to	-7.28%
2019	1.40%	to	3.00%	8	14.97	to	18.36	142	0.23%	17.11%	to	19.00%
2018	1.40%	to	3.00%	16	12.78	to	15.43	247	0.00%	-22.97%	to	-21.71%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2022	1.40%			50	7.61			380	0.00%	14.07%
2021	1.40%			50	6.67			333	0.00%	9.55%
2020	1.40%			1,697	6.09			10,339	0.82%	-15.23%
2019	1.40%			2	7.19			14	0.86%	1.72%	to	3.16%
2018	1.40%	to	3.00%	2	5.94	to	6.97	14	0.00%	8.39%	to	10.28%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2022	1.40%	to	1.65%	720	3.92	to	4.00	2,879	0.00%	-19.79%	to	-19.59%
2021	1.40%	to	1.65%	1,278	4.88	to	4.98	6,357	0.00%	-15.38%	to	-15.17%
2020	1.40%	to	1.65%	1,267	5.77	to	5.87	7,429	0.43%	7.90%	to	8.17%
2019	1.40%	to	1.65%	1	5.35	to	5.42	7	0.93%	-7.66%	to	-6.17%
2018	1.40%	to	3.00%	1	4.93	to	5.78	9	0.00%	-14.26%	to	-12.82%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2022	1.40%	to	2.50%	14,816	20.02	to	23.27	344,122	0.91%	-22.51%	to	-21.65%
2021	1.40%	to	2.50%	16,781	25.83	to	29.70	497,620	0.63%	24.59%	to	25.96%
2020	1.40%	to	2.50%	18,814	20.73	to	23.58	442,408	1.29%	11.04%	to	12.27%
2019	1.40%	to	2.50%	21	18.67	to	21.00	434	0.95%	25.15%	to	27.17%
2018	1.40%	to	3.00%	24	14.16	to	19.73	389	0.89%	-12.10%	to	-9.37%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2022	1.40%	to	3.00%	17,668	15.46	to	19.60	324,182	4.31%	-12.22%	to	-10.81%
2021	1.40%	to	3.00%	24,527	17.61	to	21.98	509,099	4.88%	1.30%	to	2.93%
2020	1.40%	to	3.00%	20,436	17.38	to	21.35	415,272	5.74%	0.26%	to	1.88%
2019	1.40%	to	3.00%	29	17.34	to	20.96	579	5.77%	10.15%	to	11.93%
2018	1.40%	to	3.00%	42	15.74	to	18.72	739	4.59%	-6.20%	to	-4.73%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2022	1.40%	to	2.65%	9,385	20.76	to	23.68	212,773	1.95%	-4.25%	to	-3.04%
2021	1.40%	to	2.65%	5,825	21.68	to	24.42	134,425	2.09%	15.79%	to	17.24%
2020	1.40%	to	2.65%	7,586	18.72	to	20.83	151,708	2.41%	-2.48%	to	-1.25%
2019	1.40%	to	2.65%	18	19.20	to	21.09	361	2.58%	21.82%	to	23.35%
2018	1.40%	to	3.00%	25	15.41	to	17.10	418	1.69%	-10.35%	to	-8.85%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2022	1.40%	to	2.65%	446,234	8.10	to	9.14	4,006,702	1.38%	-1.19%	to	0.05%
2021	1.40%	to	2.65%	452,546	8.20	to	9.13	4,089,292	0.01%	-2.61%	to	-1.38%
2020	1.40%	to	2.65%	470,630	8.42	to	9.26	4,307,410	0.27%	-2.33%	to	-1.10%
2019	1.40%	to	2.80%	418	8.53	to	9.36	3,878	1.88%	-1.12%	to	0.48%
2018	1.40%	to	3.00%	657	8.48	to	10.23	6,004	1.55%	-1.51%	to	1.59%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2022	1.40%	to	2.65%	23,625	3.22	to	31.52	114,974	0.00%	-15.58%	to	-14.52%
2021	1.40%	to	2.65%	20,555	3.77	to	36.97	129,477	0.20%	9.36%	to	10.74%
2020	1.40%	to	2.65%	24,385	3.40	to	33.47	138,503	0.33%	11.47%	to	12.87%
2019	1.40%	to	2.65%	30	3.01	to	29.73	144	0.04%	28.85%	to	30.66%
2018	1.40%	to	3.00%	44	2.31	to	23.18	134	0.00%	-2.13%	to	1.06%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2022	1.40%	to	2.30%	20,646	3.22	to	31.52	210,164	0.07%	-16.40%	to	-15.64%
2021	1.40%	to	2.30%	21,180	3.82	to	37.46	270,365	0.24%	20.07%	to	21.16%
2020	1.40%	to	2.65%	21,956	3.15	to	30.99	246,209	0.51%	6.09%	to	7.43%
2019	1.40%	to	2.30%	21	2.93	to	28.92	207	0.22%	21.59%	to	23.30%
2018	1.40%	to	3.00%	20	2.38	to	23.52	164	0.10%	-14.21%	to	-12.82%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2022	1.40%	to	2.80%	39,365	3.06	to	29.97	223,643	2.88%	-27.01%	to	-25.98%
2021	1.40%	to	2.80%	40,275	4.14	to	40.60	314,704	2.70%	22.24%	to	23.96%
2020	1.40%	to	2.80%	54,303	3.34	to	32.83	303,215	4.51%	-14.74%	to	-13.54%
2019	1.40%	to	2.80%	75	3.86	to	38.06	474	4.64%	19.37%	to	21.29%
2018	1.40%	to	3.00%	74	3.18	to	31.46	397	3.74%	-8.94%	to	-6.18%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2022	1.40%	to	2.80%	70,610	1.60	to	24.21	166,368	0.00%	-41.61%	to	-40.78%
2021	1.40%	to	2.80%	54,139	2.71	to	41.46	353,857	0.00%	11.25%	to	12.82%
2020	1.40%	to	2.80%	78,737	2.40	to	37.27	435,687	0.00%	42.09%	to	44.09%
2019	1.40%	to	2.80%	83	1.67	to	26.23	355	0.00%	32.13%	to	33.99%
2018	1.40%	to	3.00%	93	1.24	to	23.34	380	0.00%	-3.43%	to	-0.57%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2022	1.40%	to	2.80%	57,881	21.11	to	25.09	1,440,589	1.23%	-18.71%	to	-17.56%
2021	1.40%	to	2.80%	62,960	25.97	to	30.44	1,902,016	0.92%	13.96%	to	15.57%
2020	1.40%	to	2.80%	60,622	22.79	to	26.34	1,585,258	1.83%	11.16%	to	12.72%
2019	1.40%	to	2.80%	67	20.50	to	23.36	1,566	1.96%	18.97%	to	20.88%
2018	1.40%	to	3.00%	72	16.74	to	19.33	1,382	2.18%	-2.33%	to	-0.72%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	1.40%	to	3.00%	900,938	10.05	to	63.84	9,391,070	0.20%	-18.42%	to	-17.11%
2021	1.40%	to	3.00%	954,947	12.13	to	77.21	12,040,904	0.32%	13.38%	to	15.21%
2020	1.40%	to	3.00%	1,011,647	10.52	to	67.19	11,106,048	0.07%	15.94%	to	17.81%
2019	1.40%	to	3.00%	1,108	8.93	to	57.17	10,344	0.20%	31.48%	to	33.60%
2018	1.40%	to	3.00%	1,197	5.38	to	42.90	8,427	0.23%	-3.38%	to	-0.37%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2022	1.40%	to	2.80%	11,614	29.67	to	35.26	406,110	0.16%	-35.39%	to	-34.48%
2021	1.40%	to	2.80%	14,344	45.91	to	53.81	763,519	0.00%	19.50%	to	21.19%
2020	1.40%	to	2.80%	16,792	38.42	to	44.40	739,081	0.73%	35.55%	to	37.46%
2019	1.40%	to	2.80%	20	28.34	to	32.30	636	0.15%	33.37%	to	35.25%
2018	1.40%	to	3.00%	24	20.68	to	23.88	574	0.00%	-1.05%	to	0.55%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2022	1.40%	to	2.25%	1,148,082	5.28	to	26.40	6,298,655	1.04%	-21.20%	to	-20.53%
2021	1.40%	to	2.25%	1,244,917	6.65	to	33.25	8,579,707	0.52%	15.46%	to	16.45%
2020	1.40%	to	2.65%	1,333,172	5.71	to	28.58	7,932,559	0.72%	16.92%	to	18.39%
2019	1.40%	to	2.80%	1,468	4.82	to	24.17	7,358	1.00%	25.23%	to	27.25%
2018	1.40%	to	3.00%	1,605	3.79	to	18.88	6,317	1.12%	-9.66%	to	-8.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2022	1.40%	to	2.80%	66,588	4.02	to	39.37	454,974	1.70%	-11.13%	to	-9.87%
2021	1.40%	to	2.80%	70,484	4.46	to	43.79	603,908	1.13%	10.45%	to	12.01%
2020	0.00%	to	2.80%	76,218	3.98	to	39.20	659,579	1.25%	13.09%	to	16.30%
2019	0.00%	to	3.00%	93	3.47	to	34.26	691	1.96%	23.26%	to	27.02%
2018	1.40%	to	9.98%	98	2.77	to	27.42	467	1.42%	-17.48%	to	-14.99%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2022	1.40%	to	2.65%	1,534,658	6.17	to	48.23	9,665,655	0.16%	-31.72%	to	-30.86%
2021	1.40%	to	2.65%	1,641,006	8.92	to	69.94	14,966,961	0.10%	17.19%	to	18.66%
2020	1.40%	to	2.65%	1,740,543	7.52	to	59.09	13,379,358	0.41%	29.48%	to	31.11%
2019	1.40%	to	2.65%	1,866	5.73	to	45.18	10,995	0.46%	31.78%	to	33.64%
2018	1.40%	to	3.00%	2,030	4.29	to	33.89	8,996	0.55%	-5.46%	to	-4.03%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2022	1.40%			3,348	21.97			73,562	1.30%	-6.87%
2021	1.40%			3,519	23.59			83,018	0.45%	18.06%
2020	1.40%			3,503	19.98			69,997	1.23%	-2.30%
2019	1.40%			4	20.45			72	1.13%	26.94%	to	28.54%
2018	1.40%	to	3.00%	4	13.78	to	15.91	65	1.04%	-16.18%	to	-14.83%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	1.40%	to	3.00%	6,299	19.99	to	25.35	152,009	3.16%	-17.62%	to	-16.29%
2021	1.40%	to	3.00%	6,221	24.26	to	30.29	180,115	1.62%	2.35%	to	4.00%
2020	1.40%	to	3.00%	9,074	23.70	to	29.12	248,125	2.44%	-4.19%	to	-2.65%
2019	1.40%	to	3.00%	9	24.74	to	29.91	254	0.77%	14.65%	to	16.50%
2018	1.40%	to	3.00%	11	21.58	to	25.68	281	1.35%	-20.98%	to	-19.67%
Lazard Retirement International Equity - Service (LZRIES)
2022	1.40%	to	2.65%	3,209	14.00	to	16.89	48,509	3.41%	-17.23%	to	-16.19%
2021	1.40%	to	2.65%	3,692	16.92	to	20.16	68,435	0.92%	3.07%	to	4.36%
2020	1.40%	to	2.65%	4,609	16.41	to	19.31	83,805	2.44%	5.41%	to	6.73%
2019	1.40%	to	2.65%	10	15.57	to	18.09	181	0.33%	17.43%	to	19.32%
2018	1.40%	to	3.00%	12	12.75	to	15.16	176	1.76%	-16.45%	to	-15.12%
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)
2022	1.40%	to	2.65%	148,990	3.80	to	40.53	810,770	0.00%	-17.72%	to	-16.69%
2021	1.40%	to	2.65%	160,482	4.56	to	49.32	1,071,965	0.05%	16.74%	to	18.20%
2020	1.40%	to	2.65%	181,464	3.86	to	41.76	998,277	0.19%	3.97%	to	5.28%
2019	1.40%	to	2.65%	199	3.67	to	39.71	1,018	0.00%	26.09%	to	28.12%
2018	1.40%	to	3.00%	221	2.86	to	30.82	875	0.02%	-15.79%	to	-13.33%
LMCBV Aggressive Growth I (LPVCAI)
2022	1.40%	to	2.65%	2,346	18.32	to	21.35	47,532	0.45%	-28.34%	to	-27.44%
2021	1.40%	to	2.65%	2,538	25.56	to	29.42	70,999	0.16%	7.41%	to	8.77%
2020	1.40%	to	2.65%	2,569	23.80	to	27.05	66,418	0.83%	14.93%	to	16.38%
2019	1.40%	to	2.65%	3	20.71	to	23.24	63	0.99%	21.80%	to	23.33%
2018	1.40%	to	3.00%	3	16.32	to	18.84	48	0.57%	-11.06%	to	-9.64%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2022	1.40%	to	3.00%	7,197	21.47	to	26.42	182,821	1.26%	-10.81%	to	-9.38%
2021	1.40%	to	3.00%	4,705	24.07	to	29.16	133,127	1.40%	23.05%	to	25.04%
2020	1.40%	to	3.00%	5,625	19.56	to	23.32	128,199	1.62%	4.49%	to	6.17%
2019	1.40%	to	3.00%	4	18.72	to	21.96	96	1.43%	27.70%	to	29.76%
2018	1.40%	to	3.00%	7	14.66	to	16.93	114	1.44%	-7.68%	to	-6.15%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2022	1.40%	to	2.65%	3,141	26.92	to	31.37	95,931	0.00%	-34.02%	to	-33.19%
2021	1.40%	to	2.65%	7,213	40.80	to	46.95	329,362	0.00%	18.75%	to	20.25%
2020	1.40%	to	2.65%	8,689	34.36	to	39.04	329,580	0.02%	27.32%	to	28.92%
2019	1.40%	to	2.65%	17	26.98	to	30.29	504	0.36%	28.71%	to	30.32%
2018	1.40%	to	3.00%	14	20.13	to	23.24	308	0.21%	-2.94%	to	-1.36%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2022	1.40%	to	2.25%	623	15.43	to	17.53	10,429	6.61%	-15.64%	to	-14.92%
2021	1.40%	to	2.25%	636	18.30	to	20.60	12,538	4.09%	-0.93%	to	-0.08%
2020	1.40%	to	2.25%	720	18.47	to	20.62	14,285	4.02%	4.93%	to	5.82%
2019	1.40%	to	2.25%	1	17.60	to	19.49	14	5.26%	11.39%	to	12.80%
2018	1.40%	to	3.00%	1	14.67	to	17.28	13	5.10%	-6.74%	to	-5.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2022	1.40%	to	2.25%	50,422	4.56	to	44.61	368,486	0.80%	-15.47%	to	-14.75%
2021	1.40%	to	2.25%	53,219	5.35	to	52.46	586,655	0.69%	22.83%	to	23.88%
2020	1.40%	to	2.25%	58,407	4.31	to	42.45	516,470	1.01%	12.85%	to	13.81%
2019	1.40%	to	2.80%	60	3.79	to	37.39	461	1.57%	22.71%	to	24.69%
2018	1.40%	to	3.00%	64	3.04	to	30.07	382	1.71%	-7.51%	to	-5.88%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2022	1.40%	to	2.30%	578,328	3.26	to	34.83	2,083,024	1.30%	-11.50%	to	-10.70%
2021	1.40%	to	2.25%	591,283	3.66	to	39.04	2,359,161	0.99%	26.15%	to	27.23%
2020	1.40%	to	2.25%	712,496	2.87	to	30.72	2,267,642	1.69%	0.41%	to	1.27%
2019	1.40%	to	2.80%	776	2.84	to	30.36	2,456	1.61%	18.87%	to	20.79%
2018	1.40%	to	3.00%	859	2.35	to	24.99	2,330	1.34%	-10.83%	to	-8.11%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	1.40%	to	2.25%	41,192	3.10	to	37.76	203,252	0.00%	-30.32%	to	-29.72%
2021	1.40%	to	2.25%	46,023	4.42	to	54.00	330,073	0.00%	10.48%	to	11.42%
2020	1.40%	to	2.25%	46,738	3.96	to	48.73	315,148	0.00%	36.87%	to	38.04%
2019	1.40%	to	2.25%	49	2.87	to	35.50	237	0.00%	28.82%	to	32.75%
2018	1.40%	to	3.00%	52	2.19	to	27.92	231	0.00%	-9.18%	to	-6.64%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2022	1.40%	to	3.00%	24,154	3.81	to	37.28	115,466	0.56%	-12.42%	to	-11.01%
2021	1.40%	to	3.00%	22,510	4.28	to	42.00	122,950	0.62%	28.88%	to	30.95%
2020	1.40%	to	3.00%	23,015	3.27	to	32.15	94,855	1.23%	-5.50%	to	-3.97%
2019	1.40%	to	3.00%	23	3.40	to	33.57	99	0.68%	13.29%	to	15.12%
2018	1.40%	to	3.00%	25	2.96	to	29.23	117	0.64%	-17.78%	to	-16.38%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	1.40%	to	2.15%	18,032	30.72	to	33.92	605,906	0.44%	-20.18%	to	-19.58%
2021	1.40%	to	2.15%	19,348	38.48	to	42.19	809,737	0.36%	20.85%	to	21.76%
2020	1.40%	to	2.65%	22,292	29.90	to	34.65	767,071	0.61%	16.44%	to	17.90%
2019	1.40%	to	2.80%	23	25.21	to	29.39	684	0.55%	22.41%	to	24.13%
2018	1.40%	to	3.00%	3	19.90	to	23.67	62	0.43%	-8.51%	to	-7.07%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	1.40%	to	2.65%	127,991	1.27	to	11.80	320,121	3.88%	-7.66%	to	-6.50%
2021	1.40%	to	2.65%	129,086	1.35	to	12.79	322,457	2.75%	-1.89%	to	-0.66%
2020	1.40%	to	2.65%	135,493	1.36	to	12.89	301,751	2.32%	0.75%	to	2.02%
2019	1.40%	to	2.65%	155	1.34	to	12.65	332	1.81%	0.82%	to	2.25%
2018	1.40%	to	3.00%	200	1.31	to	12.30	413	1.59%	-1.94%	to	1.43%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2022	1.40%	to	2.65%	249,147	11.11	to	12.94	3,219,337	1.41%	-12.69%	to	-11.60%
2021	1.40%	to	2.65%	268,364	12.72	to	14.64	3,923,422	1.26%	26.90%	to	28.49%
2020	0.00%	to	2.65%	284,237	10.03	to	13.80	3,234,908	5.49%	-9.68%	to	-7.25%
2019	0.00%	to	2.65%	309	11.10	to	14.88	3,845	1.41%	-5.53%	to	-2.84%
2018	1.40%	to	10.18%	363	11.26	to	15.31	4,705	1.79%	-10.78%	to	-8.05%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2022	1.40%	to	2.80%	614,682	13.61	to	16.17	9,925,593	0.00%	-24.69%	to	-23.63%
2021	1.40%	to	2.80%	646,066	18.07	to	21.18	13,663,314	0.00%	26.09%	to	27.86%
2020	1.40%	to	2.80%	720,479	14.33	to	16.56	11,919,132	0.18%	-3.93%	to	-2.57%
2019	1.40%	to	2.80%	776	14.91	to	17.00	13,180	0.77%	4.89%	to	6.37%
2018	1.40%	to	3.00%	836	13.84	to	18.82	13,352	0.30%	-5.59%	to	-2.64%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	1.40%	to	2.65%	14,512	14.14	to	16.79	235,575	7.73%	-14.15%	to	-13.07%
2021	1.40%	to	2.65%	15,011	16.47	to	19.31	281,028	11.09%	13.20%	to	14.62%
2020	1.40%	to	2.65%	13,971	14.55	to	16.85	228,346	4.97%	5.19%	to	6.51%
2019	1.40%	to	2.65%	15	13.83	to	15.82	239	2.90%	8.97%	to	10.34%
2018	1.40%	to	3.00%	20	12.29	to	14.34	285	3.23%	-8.22%	to	-6.70%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2022	1.40%			858	15.66			13,435	4.83%	-16.88%
2021	1.40%			887	18.84			16,712	4.49%	-3.92%
2020	1.40%			867	19.61			17,005	4.65%	5.22%
2019	1.40%			1	18.64			19	4.43%	11.38%	to	13.17%
2018	1.40%	to	3.00%	1	14.12	to	16.47	18	4.14%	-7.59%	to	-6.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	1.40%			611	15.29			9,340	1.49%	-11.40%
2021	1.40%			611	17.26			10,542	1.54%	-3.32%
2020	1.40%			802	17.85			14,319	5.68%	4.09%
2019	1.40%			1	17.15			10	1.77%	4.21%	to	5.52%
2018	1.40%	to	3.00%	1	13.94	to	16.26	85	1.31%	-0.92%	to	0.74%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2022	1.40%	to	1.95%	3,747	11.82	to	12.85	48,075	1.49%	-12.72%	to	-12.24%
2021	1.40%	to	1.95%	3,861	13.54	to	14.64	56,456	5.45%	-6.01%	to	-5.49%
2020	1.40%	to	1.95%	5,534	14.41	to	15.49	85,386	2.50%	7.99%	to	8.59%
2019	1.40%	to	1.95%	6	13.34	to	14.27	91	2.45%	3.35%	to	4.65%
2018	1.40%	to	3.00%	6	11.69	to	13.63	10	5.78%	-7.07%	to	-5.54%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	1.40%	to	2.30%	7,227	15.96	to	17.87	128,605	4.99%	-12.32%	to	-11.53%
2021	1.40%	to	2.30%	40,087	18.20	to	20.20	809,240	4.46%	1.28%	to	2.19%
2020	1.40%	to	2.30%	41,202	17.97	to	19.77	814,002	4.83%	3.34%	to	4.28%
2019	1.40%	to	2.30%	42	17.39	to	18.96	788	4.89%	11.33%	to	13.13%
2018	1.40%	to	3.00%	3	14.37	to	16.76	45	5.19%	-5.52%	to	-4.01%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	1.40%	to	2.30%	21,653	10.21	to	11.41	245,033	1.64%	-7.88%	to	-7.05%
2021	1.40%	to	2.30%	21,283	11.08	to	12.27	259,609	0.52%	-3.18%	to	-2.31%
2020	1.40%	to	2.30%	23,062	11.45	to	12.56	287,782	1.21%	0.65%	to	1.56%
2019	1.40%	to	2.30%	17	11.37	to	12.37	207	2.71%	1.31%	to	2.58%
2018	1.40%	to	3.00%	16	10.39	to	12.06	185	1.98%	-2.62%	to	-1.07%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2022	1.40%			4,788	14.93			71,491	2.02%	-29.86%
2021	1.40%	to	2.30%	8,346	19.22	to	21.29	174,400	1.58%	-6.95%	to	-6.11%
2020	1.40%	to	2.30%	11,013	20.66	to	22.67	244,926	1.64%	14.72%	to	15.76%
2019	1.40%	to	2.30%	9	18.01	to	19.58	172	2.02%	10.19%	to	11.74%
2018	1.40%	to	3.00%	8	15.11	to	17.53	142	2.40%	-5.27%	to	-3.73%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	1.40%	to	3.00%	213,445	1.58	to	15.45	562,645	6.93%	-14.50%	to	-13.13%
2021	1.40%	to	3.00%	244,342	1.82	to	17.83	891,189	4.98%	2.47%	to	4.12%
2020	1.40%	to	3.00%	251,435	1.74	to	17.16	908,180	1.37%	8.41%	to	10.16%
2019	1.40%	to	3.00%	263	1.58	to	15.62	879	1.64%	5.23%	to	6.93%
2018	1.40%	to	3.00%	366	1.48	to	14.64	1,060	2.47%	-5.12%	to	-3.79%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	1.40%			2,884	7.73			22,277	19.26%	7.11%
2021	1.40%			5,630	7.21			40,606	4.85%	31.49%
2020	1.40%			2,791	5.49			15,310	6.43%	-0.06%
2019	1.40%	to	1.65%	3	5.41	to	5.49	18	4.50%	9.61%	to	9.88%
2018	1.40%	to	3.00%	3	4.28	to	5.00	17	2.09%	-16.73%	to	-15.25%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	1.40%	to	2.80%	374,387	1.51	to	14.80	831,231	2.61%	-16.66%	to	-15.49%
2021	1.40%	to	2.80%	337,380	1.79	to	17.56	1,075,668	1.82%	-3.99%	to	-2.64%
2020	1.40%	to	2.80%	378,228	1.84	to	18.08	1,260,212	2.02%	5.65%	to	7.14%
2019	1.40%	to	2.80%	414	1.71	to	16.92	1,266	3.02%	5.15%	to	6.85%
2018	1.40%	to	3.00%	503	1.60	to	15.87	1,577	2.54%	-3.53%	to	-2.15%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	1.40%	to	2.65%	38,512	9.48	to	11.26	425,286	1.64%	-2.76%	to	-1.54%
2021	1.40%	to	2.65%	44,424	9.75	to	11.44	499,518	1.11%	-2.67%	to	-1.45%
2020	1.40%	to	2.65%	42,052	10.01	to	11.60	481,715	1.24%	-0.43%	to	0.82%
2019	1.40%	to	2.80%	41	9.87	to	11.51	466	2.49%	-0.04%	to	1.37%
2018	1.40%	to	3.00%	49	9.54	to	11.35	539	2.21%	-1.55%	to	0.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	1.40%	to	2.50%	8,632	3.48	to	34.06	78,866	0.00%	-24.35%	to	-23.51%
2021	1.40%	to	2.50%	9,097	4.55	to	44.64	116,761	0.00%	26.77%	to	28.17%
2020	1.40%	to	2.50%	13,380	3.55	to	34.92	112,429	0.00%	20.74%	to	22.07%
2019	1.40%	to	2.50%	14	2.91	to	28.67	94	0.00%	16.25%	to	17.89%
2018	1.40%	to	3.00%	17	2.47	to	24.38	96	0.00%	-11.78%	to	-10.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2022	1.40%	to	2.30%	53,899	3.91	to	38.24	323,221	0.40%	-11.26%	to	-10.46%
2021	1.40%	to	2.30%	54,970	4.36	to	42.81	367,674	1.31%	25.89%	to	27.03%
2020	1.40%	to	2.30%	67,862	3.43	to	33.79	336,621	1.00%	-9.26%	to	-8.44%
2019	1.40%	to	2.30%	78	3.75	to	37.00	423	0.60%	15.39%	to	17.02%
2018	1.40%	to	3.00%	98	3.21	to	31.70	504	0.75%	-11.07%	to	-9.58%
Third Avenue Value (TAVV)
2022	1.40%	to	2.30%	206,455	2.67	to	26.13	721,565	1.48%	13.47%	to	14.50%
2021	1.40%	to	2.30%	213,579	2.33	to	22.88	665,334	0.70%	19.29%	to	20.37%
2020	1.40%	to	2.30%	252,296	1.94	to	19.05	658,689	2.74%	-4.62%	to	-3.75%
2019	1.40%	to	2.80%	257	2.01	to	19.85	682	0.27%	9.36%	to	10.90%
2018	1.40%	to	3.00%	273	1.81	to	17.94	671	1.81%	-22.66%	to	-21.58%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	1.40%	to	2.65%	65,567	1.72	to	16.09	155,725	4.41%	-9.36%	to	-8.22%
2021	1.40%	to	2.65%	68,911	1.88	to	17.57	188,599	5.19%	-6.56%	to	-5.39%
2020	0.00%	to	2.65%	70,648	1.99	to	18.62	216,792	6.33%	6.07%	to	8.92%
2019	0.00%	to	2.80%	75	1.85	to	17.38	199	0.38%	9.29%	to	12.62%
2018	1.40%	to	10.03%	81	1.66	to	15.69	234	6.70%	-8.92%	to	-6.01%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	1.40%	to	2.25%	111,474	2.61	to	26.74	390,268	0.28%	-26.06%	to	-25.42%
2021	1.40%	to	2.25%	121,927	3.50	to	35.95	567,282	0.88%	-13.83%	to	-13.09%
2020	1.40%	to	2.25%	140,353	4.02	to	41.47	754,877	1.88%	14.64%	to	15.62%
2019	1.40%	to	3.00%	158	3.48	to	35.96	793	0.46%	26.74%	to	30.60%
2018	1.40%	to	3.00%	170	2.70	to	27.99	660	0.32%	-25.76%	to	-23.53%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	1.40%	to	3.00%	98,969	3.36	to	28.05	468,952	1.52%	5.20%	to	6.89%
2021	1.40%	to	3.00%	150,447	3.14	to	26.30	554,243	0.44%	15.41%	to	17.27%
2020	0.00%	to	3.00%	169,157	2.68	to	22.49	602,781	0.84%	15.59%	to	19.11%
2019	0.00%	to	3.00%	231	2.28	to	19.19	715	0.00%	8.56%	to	11.87%
2018	1.40%	to	9.92%	243	2.07	to	17.44	695	0.00%	-30.43%	to	-28.25%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2018 – 2019 and is presented unrounded for 2020 – 2022, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corporation)

2022 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments- Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 18, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	2021
Admitted assets
Invested assets
Bonds	$437,698	$391,731
Stocks	20,148	21,250
Mortgage loans, net of allowance	4,354	5,974
Policy loans	4,592	4,872
Cash, cash equivalents and short-term investments	52,200	103,611

Total invested assets	$518,992	$527,438
Accrued investment income	4,847	3,441
Deferred federal income tax assets, net	13,329	13,284
Other assets	9,718	6,636
Separate account assets	8,958,380	10,256,187

Total admitted assets	$9,505,266	$10,806,986

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$281,545	$271,119
Funds withheld and other payables on reinsurance	127,351	132,212
Borrowed money	—	17,936
Asset valuation reserve	3,833	3,664
Other liabilities	15,248	23,273
Separate account liabilities	8,958,380	10,256,187

Total liabilities	$9,386,357	$10,704,391

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned surplus	71,735	55,421

Total capital and surplus	$118,909	$102,595

Total liabilities, capital and surplus	$9,505,266	$10,806,986

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	2021	2020
Revenues
Premiums and annuity considerations	$931,511	$1,388,558	$988,559
Net investment income	17,308	16,894	16,858
Policyholder fee income	23,179	23,575	18,619
Other revenues	2,053	2,329	3,114

Total revenues	$974,051	$1,431,356	$1,027,150

Benefits and expenses
Benefits to policyholders and beneficiaries	$676,536	$643,229	$596,773
(Decrease) increase in reserves for future policy benefits and claims	(6,685)	(2,225)	870
Net transfers to separate accounts	272,767	758,484	403,098
Decrease in funds withheld	5,926	7,530	5,774
Other expenses	6,270	4,560	6,644

Total benefits and expenses	$954,814	$1,411,578	$1,013,159

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$19,237	$19,778	$13,991
Federal income tax expense (benefit)	1,957	1,954	(1,982)

Income before net realized capital (losses) gains on investments	$17,280	$17,824	$15,973
Net realized capital (losses) gains on investments, net of federal income tax expense of $81, $322 and $137 in 2022, 2021 and 2020, respectively, and excluding $18, $106 and $261 of net realized capital gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	(52)	150	(872)

Net income	$17,228	$17,974	$15,101

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$5,009	$42,165	$5,163	$52,337
Change in reserve on account of change in valuation basis	—	—	10,567	10,567

Balance as of January 1, 2020	$5,009	$42,165	$15,730	$62,904
Net income	—	—	15,101	15,101
Change in asset valuation reserve	—	—	(12)	(12)
Change in net unrealized capital gains and losses net of tax (benefit) of ($2)	—	—	(1)	(1)
Change in deferred income taxes	—	—	1,235	1,235
Change in nonadmitted assets	—	—	2,552	2,552

Balance as of December 31, 2020	$5,009	$42,165	$34,605	$81,779
Cumulative effect of change in accounting principle	—	—	597	597

Balance as of January 1, 2021	$5,009	$42,165	$35,202	$82,376
Net income	—	—	17,974	17,974
Change in asset valuation reserve	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	(229)	(229)
Change in deferred income taxes	—	—	2,071	2,071
Change in nonadmitted assets	—	—	638	638

Balance as of December 31, 2021	$5,009	$42,165	$55,421	$102,595
Net income	—	—	17,228	17,228
Change in asset valuation reserve	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	(578)	(578)
Change in deferred income taxes	—	—	2,756	2,756
Change in nonadmitted assets	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$42,165	$71,735	$118,909

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	2021	2020
Cash flows from operating activities
Premiums collected, net of reinsurance	$931,511	$1,388,558	$988,559
Net investment income	15,582	16,715	16,519
Other revenue	24,197	24,947	22,710
Policy benefits and claims paid	(676,675)	(642,124)	(596,247)
Commissions, operating expenses and taxes, other than federal income tax paid	(12,304)	(12,442)	(13,016)
Net transfers to separate accounts	(272,722)	(758,546)	(403,433)
Federal income taxes paid	(1,092)	(1,306)	(77)

Net cash provided by operating activities	$8,497	$15,802	$15,015

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$25,470	$53,090	$38,026
Mortgage loans	1,620	1,923	969
Other invested assets	—	141	—

Investment proceeds	$27,090	$55,154	$38,995

Cost of investments acquired
Bonds and stocks	$(70,724)	$(16,971)	$(27,337)

Investments acquired	$(70,724)	$(16,971)	$(27,337)

Net decrease in policy loans	$243	$412	$449

Net cash (used in) provided by investing activities	$(43,391)	$38,595	$12,107

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$17,139	$9,606	$6,191
Net change in borrowed money	(17,936)	(15,796)	(12,467)
Other cash (used) provided	(15,720)	5,384	(2,223)

Net cash used in financing activities and other miscellaneous sources	$(16,517)	$(806)	$(8,499)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(51,411)	$53,591	$18,623
Cash, cash equivalents and short-term investments at beginning of year	103,611	50,020	31,397

Cash, cash equivalents and short-term investments at end of year	$52,200	$103,611	$50,020

Non-cash activities
Exchange of bond investments	$—	$—	$7,573

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company.

The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the state of Delaware. JN Financial is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in seven mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.78% to 30.77% as of December 31, 2022. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $10,567.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under Statement of Statutory Accounting Principles No. (“SSAP”) 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The new method did not materially impact surplus as of December 31, 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Recently Adopted Accounting Standards

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through April 18, 2023, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,047	$—	$2,047	0%
At book value less current surrender charge of 5% or more	532	—	—	532	0%
At fair value	—	—	10,218,214	10,218,214	97%

Total with market value adjustment or at fair value	$532	$2,047	$10,218,214	$10,220,793	97%
At book value without adjustment (minimal or no charge or adjustment)	303,091	—	—	303,091	3%
Not subject to discretionary withdrawal	14,540	—	488	15,028	0%

Total, gross	$318,163	$2,047	$10,218,702	$10,538,912	100%
Less: Reinsurance ceded	(135,510)	—	—	(135,510)

Total, net	$182,653	$2,047	$10,218,702	$10,403,402

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$183	$—	$—	$183

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

December 31, 2021
Subject to discretionary withdrawal:
At fair value	$—	$35,273	$35,273	43%

Total with market value adjustment or at fair value	$—	$35,273	$35,273	43%
At book value without adjustment (minimal or no charge or adjustment)	46,625	—	46,625	57%

Total, gross	$46,625	$35,273	$81,898	100%
Less: Reinsurance ceded	(1,160)	—	(1,160)

Total, net	$45,465	$35,273	$80,738

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

December 31, 2021
At book value without adjustment (minimal or no charge or adjustment)	$37,973	71%
Not subject to discretionary withdrawal	15,446	29%

Total, gross	$53,419	100%
Less: Reinsurance ceded	(10,417)

Total, net	$43,002

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$207,965	$214,084
Supplemental contracts with life contingencies, net	13,440	14,033
Deposit-type contracts	60,140	43,002

Subtotal	$281,545	$271,119
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	8,958,260	10,256,022

Subtotal	$8,958,260	$10,256,022

Total annuity actuarial reserves and deposit fund liabilities, net	$9,239,805	$10,527,141

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$92,166	$165,548	$169,199

Subtotal	$92,166	$165,548	$169,199
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,991
Accidental death benefits	—	—	11
Disability - active lives	—	—	39
Disability - disabled lives	—	—	3,220
Miscellaneous reserves	—	—	2,216

Total, gross	$92,166	$165,548	$180,676
Less: reinsurance ceded	(92,166)	(165,548)	(180,676)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuity	$8,958,380	$—	$10,256,187	$—

Total	$8,958,380	$—	$10,256,187	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$—	$1,384,256	$1,384,256

Reserves
For accounts with assets at:
Fair value	$2,047	$10,253,975	$10,256,022

Total reserves[1]	$2,047	$10,253,975	$10,256,022

By withdrawal characteristics:
With market value adjustment	$2,047	$—	$2,047
At fair value	—	10,253,487	10,253,487

Subtotal	$2,047	$10,253,487	$10,255,534
Not subject to discretionary withdrawal	—	488	488

Total reserves[1]	$2,047	$10,253,975	$10,256,022

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,256,187 in the statutory statements of admitted assets, liabilities, capital and surplus by $165, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$934,121	$1,384,256	$984,333
Transfers from separate accounts	(661,634)	(628,075)	(582,012)

Net transfers to separate accounts	$272,487	$756,181	$402,321
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(4,557)	2,713	1,290
Other miscellaneous adjustments not included in the general account balance	4,837	(410)	(513)

Net transfers as reported in the statutory statements of operations	$272,767	$758,484	$403,098

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

December 31, 2021
Bonds:
U.S. Government	$8,978	$486	$7	$9,457
Political subdivisions and special revenues	13,719	1,195	22	14,892
Industrial and miscellaneous	281,679	28,845	671	309,853
Loan-backed and structured securities	87,355	4,168	375	91,148

Total bonds	$391,731	$34,694	$1,075	$425,350

Common stocks unaffiliated	6,493	—	—	6,493
Preferred stocks unaffiliated	8,079	—	—	8,079

Total unaffiliated stocks[1]	$14,572	$—	$—	$14,572

Total bonds and unaffiliated stocks	$406,303	$34,694	$1,075	$439,922

1	Excludes affiliated common stocks with a carrying value of $6,768 and $6,678 as of December 31, 2022 and 2021, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $11,990 and $10,207 as of December 31, 2022 and 2021, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$5,786	$5,750
Due after one year through five years	138,869	132,760
Due after five years through ten years	109,635	102,151
Due after ten years	104,992	90,976

Total bonds excluding loan-backed and structured securities	$359,282	$331,637
Loan-backed and structured securities	78,416	71,296

Total bonds	$437,698	$402,933

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

December 31, 2021
Bonds:
U.S Government	$595	$7	$—	$—	$595	$7
Political subdivisions and special revenues	—	—	4,016	22	4,016	22
Industrial and miscellaneous	20,341	248	4,251	423	24,592	671
Loan-backed and structured securities	10,723	199	2,387	176	13,110	375

Total bonds	$31,659	$454	$10,654	$621	$42,313	$1,075

Preferred stocks unaffiliated	$167	$—	$—	$—	$167	$—

Total bonds and stocks	$31,826	$454	$10,654	$621	$42,480	$1,075

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

December 31, 2021
Apartment	$659	$—	$659
Industrial	824	—	824
Office	1,194	—	1,194
Retail	3,024	—	3,024
Other	273	—	273

Total	$5,974	$—	$5,974

Weighted average ratio	43%	n/a	43%

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 21.5% and 17.7%, respectively, in a geographic region in the U.S. and no more than 11.2% and 8.5%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2022 and 2021. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Bonds	$16,730	$16,898	$16,847
Preferred stock	429	505	520
Common stock	67	19	76
Mortgage loans	299	415	463
Policy loans	296	293	341
Other	273	3	65

Gross investment income	$18,094	$18,133	$18,312
Interest expense	(218)	(675)	(845)
Investment expenses	(568)	(564)	(609)

Net investment income	$17,308	$16,894	$16,858

There was no investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Gross gains on sales	$143	$1,038	$277
Gross losses on sales	(96)	(460)	(32)

Net realized gains on sales	$47	$578	$245
Other-than-temporary impairments	—	—	(719)

Total net realized capital gains (losses)	$47	$578	$(474)
Tax expense	(81)	(322)	(137)

Net realized capital (losses) gains, net of tax	$(34)	$256	$(611)
Less: Realized gains transferred to the IMR	(18)	(106)	(261)

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(52)	$150	$(872)

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $143 and $96, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $277 and $22, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022 and 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

December 31, 2021
Assets
Preferred stocks unaffiliated	$—	$8,079	$—	$8,079
Common stocks unaffiliated	—	6,493	—	6,493
Separate account assets	10,256,187	—	—	10,256,187

Assets at fair value	$10,256,187	$14,572	$—	$10,270,759

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

December 31, 2021
Assets
Bonds[1]	$9,457	$404,049	$11,844	$425,350	$391,731
Mortgage loans, net of allowance	—	—	5,974	5,974	5,974
Policy loans	—	—	4,872	4,872	4,872
Cash, cash equivalents and short-term investments	95,888	7,723	—	103,611	103,611

Total assets	$105,345	$411,772	$22,690	$539,807	$506,188

Liabilities
FHLB advances	$—	$—	$17,899	$17,899	$17,899

Total liabilities	$—	$—	$17,899	$17,899	$17,899

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$31,753	$—	$31,753
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$31,753	$—	$31,753
Less: Deferred tax assets nonadmitted	17,376	—	17,376

Net admitted deferred tax assets	$14,377	$—	$14,377
Less: Deferred tax liabilities	945	148	1,093

Net admitted deferred tax assets (liabilities)	$13,432	$(148)	$13,284

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	Change
Adjusted gross deferred tax assets	$34,167	$31,753	$2,414
Total deferred tax liabilities	573	1,093	(520)

Net deferred tax assets	$33,594	$30,660	$2,934
Less: Tax effect of unrealized gains			178

Change in deferred income tax			$2,756

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$13,284	$—	$13,284
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	1,093	—	1,093

Admitted deferred tax assets	$14,377	$—	$14,377

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $15,837 and $13,397, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $105,580 and $89,312 as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,598% and 1,486% as of December 31, 2022 and 2021, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2022 and 2021.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$473	$566	$(93)
Deferred acquisition costs	25,615	24,196	1,419
Net operating loss carry-forward	1,294	1,725	(431)
Tax credit carry-forward	6,647	5,170	1,477
Other	84	96	(12)

Subtotal	$34,113	$31,753	$2,360

Nonadmitted	$20,265	$17,376	$2,889

Admitted ordinary deferred tax assets	$13,848	$14,377	$(529)

Capital:
Investments	$54	$—	$54

Subtotal	$54	$—	$54

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$54	$—	$54

Admitted deferred tax assets	$13,902	$14,377	$(475)

Deferred tax liabilities
Ordinary:
Investments	$16	$15	$1
Future policy benefits and claims	465	930	(465)

Subtotal	$481	$945	$(464)

Capital:
Investments	$92	$148	$(56)

Subtotal	$92	$148	$(56)

Deferred tax liabilities	$573	$1,093	$(520)

Net deferred tax assets	$13,329	$13,284	$45

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Current income tax expense (benefit)	$2,038	$2,276	$(1,845)
Change in deferred income tax (without tax on unrealized gains and losses)	(2,756)	(2,071)	(1,235)

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

Income before income and capital gains (losses) taxes	$19,266	$20,250	$13,256
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$4,046	$4,253	$2,784
Decrease in actual tax reported resulting from:
Dividends received deduction	(1,827)	(3,023)	(3,275)
Amortization of interest maintenance reserve	(138)	(167)	(188)
Tax credits	(2,726)	(926)	(2,314)
Change in reserve valuation basis	—	—	2,219
Loss carryback rate differential	—	—	(409)
Return to accrual adjustment	—	—	(1,927)
Other	(73)	68	30

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

The Company incurred $82, $320 and $134 in federal income tax expense in 2022, 2021 and 2020, respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2009	2023
Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025
Foreign tax credits	$787	2018	2028
Foreign tax credits	$2,469	2019	2029
Foreign tax credits	$142	2020	2030
Foreign tax credits	$725	2021	2031
Foreign tax credits	$2,525	2022	2032

The Company files a consolidated income tax return with its subsidiary, JNLNY. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is determined to be an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act -Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(8)	Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow SSAP No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had a combined $5,774 in membership and excess stock and as part of the agreement, purchased and held an additional $719 in activity stock as of December 31, 2021, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2022, and advances of $17,899 as of December 31, 2021, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $18,913 (0.2% of total admitted assets) as of December 31, 2022 and $23,111 (0.2% of total admitted assets) as of December 31, 2021, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)	Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $187,859 and $197,153 as of December 31, 2022 and 2021, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $126,256 and $130,706 as of December 31, 2022 and 2021, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds were reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2022, 2021 and 2020, the Company’s operating expenses allocated under these agreements were $21,366, $23,026 and $20,394, respectively.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were terminated with JNSC and existing service agreements with NISC were amended to include the Company. The total amount reimbursed in 2022, 2021 and 2020 under these agreements was $1,191, $1,680 and $1,393, respectively.

Amounts on deposit with NCMC for the benefit of the Company were $11,399 and $7,723 as of December 31, 2022 and 2021, respectively. As of December 31, 2022, amounts on deposit with NCMC were comprised of $9,986 of cash equivalents and $1,413 of short-term investments. As of December 31, 2021, amounts on deposit with NCMC were comprised of $7,332 of cash equivalents and $391 of short-term investments.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2022 was $118,909, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2022 was $19,237. As of January 1, 2023, the Company had the ability to pay dividends of $11,891 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule I        Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,888	$9,239	$9,888
Obligations of states and political subdivisions	13,843	12,944	13,843
Public utilities	36,262	33,852	36,262
All other corporate, mortgage-backed and asset-backed securities	377,791	346,899	377,705

Total bonds	$437,784	$402,934	$437,698
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	6,560	6,560	6,560
Nonredeemable preferred stocks	7,079	6,809	6,820

Total stocks[1]	$13,639	$13,369	$13,380
Mortgage loans	4,354		4,354
Cash, cash equivalents and short-term investments	52,200		52,200
Policy loans[2]	4,861		4,592

Total invested assets	$512,838		$512,224

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,768 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $269 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule IV        Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

2020
Life insurance in force	$1,077,410	$(1,077,259)	$—	$151	—
Life insurance premiums[1]	$13,273	$(13,273)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2022
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2021
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2020
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.